UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106
(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square

18th & Cherry Street

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

COMMERCE CORE EQUITY FUND

Statement of Investments

January 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Commercial Services – 1.0%
27,450	Omnicom Group, Inc.	$2,245,136
Communications – 1.3%
95,455	Verizon Communications, Inc.	3,022,105
Consumer Durables – 2.8%
48,795	Fortune Brands, Inc.	3,657,673
118,465	Leggett & Platt, Inc.	2,916,608

		6,574,281
Consumer Non-Durables – 2.5%
100,005	Procter & Gamble Co.	5,923,296
Consumer Services – 6.1%
58,010	Carnival Corp.	3,002,598
12,550	CBS Corp. Class B	327,931
77,660	eBay, Inc.*	3,347,146
142,820	McDonald’s Corp.	5,000,128
132,326	News Corp.	2,085,458
12,550	Viacom, Inc. Class B*	520,574

		14,283,835
Distribution Services – 1.3%
96,645	SYSCO Corp.	2,965,069
Electronic Technology – 9.6%
251,070	Cisco Systems, Inc.*	4,662,370
107,390	Dell, Inc.*	3,147,601
345,945	EMC Corp.*	4,635,663
135,855	Intel Corp.	2,889,636
60,735	Linear Technology Corp.	2,259,949
49,310	QUALCOMM, Inc.	2,364,908
82,315	Texas Instruments, Inc.	2,406,067

		22,366,194
Energy Minerals – 7.3%
86,550	ConocoPhillips	5,599,785
183,305	Exxon Mobil Corp.	11,502,389

		17,102,174
Finance – 24.5%
52,980	AFLAC, Inc.	2,487,411
45,485	American International Group, Inc.	2,977,448
60,935	Bank of America Corp.	2,695,155
27,885	Capital One Financial Corp.	2,322,821
90,960	CIT Group, Inc.	4,851,806
120,030	Citigroup, Inc.	5,590,997
57,285	Freddie Mac	3,887,360
55,220	J.P. Morgan Chase & Co.	2,194,995
25,412	Legg Mason, Inc.	3,295,936
42,095	Lehman Brothers Holdings, Inc.	5,912,243
60,730	Lincoln National Corp.	3,311,607
57,585	Merrill Lynch & Co., Inc.	4,322,906
69,725	Principal Financial Group, Inc.	3,288,231
118,680	U.S. Bancorp	3,549,719
71,050	Wachovia Corp.	3,895,672
44,690	Wells Fargo & Co.	2,786,868

		57,371,175
Health Services – 7.1%
93,520	Aetna, Inc.	9,052,736
62,640	Community Health Systems, Inc.*	2,279,470
49,960	Quest Diagnostics, Inc.	2,469,523
45,860	UnitedHealth Group, Inc.	2,725,001

		16,526,730

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 7.1%
59,760	Abbott Laboratories	$2,578,644
37,290	Amgen, Inc.*	2,718,068
57,620	Johnson & Johnson	3,315,455
45,580	Medtronic, Inc.	2,573,903
116,015	Pfizer, Inc.	2,979,265
31,130	Stryker Corp.	1,553,387
13,710	Zimmer Holdings, Inc.*	945,304

		16,664,026
Industrial Services – 1.6%
49,660	Baker Hughes, Inc.	3,845,670
Non-Energy Minerals – 0.6%
21,830	Freeport-McMoRan Copper & Gold, Inc.	1,402,577
Producer Manufacturing – 10.0%
57,305	3M Co.	4,168,939
39,290	Caterpillar, Inc.	2,667,791
86,095	Danaher Corp.	4,876,421
233,130	General Electric Co.	7,635,007
103,340	Ingersoll-Rand Co.	4,058,162

		23,406,320
Retail Trade – 4.0%
50,885	Best Buy Co., Inc.	2,577,834
134,625	CVS Corp.	3,737,190
64,335	Wal-Mart Stores, Inc.	2,966,487

		9,281,511
Technology Services – 5.5%
3,910	Google, Inc.*	1,694,007
54,635	Intuit, Inc.*	2,859,050
298,105	Microsoft Corp.	8,391,656

		12,944,713
Transportation – 1.4%
32,745	FedEx Corp.	3,312,157
Utilities – 4.9%
37,105	Consolidated Edison, Inc.	1,744,306
23,620	Entergy Corp.	1,641,826
111,740	Exelon Corp.	6,416,111
59,300	PPL Corp.	1,786,709

		11,588,952

TOTAL COMMON STOCKS		$230,825,921

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.3%
State Street Bank & Trust Co.
$ 681,000	3.92%	02/01/2006	$681,000
Maturity Value: $681,074

Shares	Description	Value
Exchange Traded Fund – 0.8%
15,800	SPDR Trust Series 1	$2,014,500

COMMERCE CORE EQUITY FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

TOTAL INVESTMENTS – 99.7%	$233,521,421
Other assets in excess of liabilities – 0.3%	644,918
Net Assets – 100.0%	$234,166,339

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2006. This agreement was fully collateralized by $700,000 U.S. Treasury Bond, 4.25% due 08/15/2015 with a market value of $697,285.

COMMERCE CORE EQUITY FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A.  Investment Valuation — Investments in securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

COMMERCE CORE EQUITY FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$185,156,332
Gross unrealized gain	56,414,311
Gross unrealized loss	(8,049,222)
Net unrealized security gain	$48,365,089

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE GROWTH FUND

Statement of Investments

January 31, 2006 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%

Commercial Services – 4.1%
58,300	Moody’s Corp.	$3,691,556
54,600	The McGraw-Hill Cos., Inc.	2,786,784

		6,478,340

Consumer Durables – 1.1%
18,900	Black & Decker Corp.	1,631,070
Consumer Non-Durables – 4.7%
40,300	PepsiCo, Inc.	2,304,354
85,200	Procter & Gamble Co.	5,046,396

		7,350,750

Consumer Services – 4.9%
53,000	Choice Hotels International, Inc.	2,519,090
34,500	eBay, Inc.*	1,486,950
43,700	Starwood Hotels & Resorts Worldwide, Inc.	2,657,397
20,500	Yum! Brands, Inc.	1,014,135

		7,677,572

Distribution Services – 2.6%
32,200	McKesson Corp.	1,706,600
34,000	W.W. Grainger, Inc.	2,411,620

		4,118,220

Electronic Technology – 20.0%
15,000	Apple Computer, Inc.*	1,132,650
52,300	Boeing Co.	3,572,613
265,100	Cisco Systems, Inc.*	4,922,907
109,000	Dell, Inc.*	3,194,790
229,000	EMC Corp.*	3,068,600
70,200	Intel Corp.	1,493,154
59,600	Jabil Circuit, Inc.*	2,407,840
37,700	L-3 Communications Holdings, Inc.	3,054,454
94,100	Motorola, Inc.	2,137,011
21,900	NVIDIA Corp.*	984,624
41,200	QUALCOMM, Inc.	1,975,952
25,400	Rockwell Collins, Inc.	1,191,768
71,300	Texas Instruments, Inc.	2,084,099

		31,220,462

Finance – 10.9%
66,800	American Express Co.	3,503,660
13,860	Ameriprise Financial, Inc.	563,963
30,200	Franklin Resources, Inc.	2,974,700
36,800	Mellon Financial Corp.	1,297,936
10,800	Prudential Financial, Inc.	813,672
110,000	Synovus Financial Corp.	3,043,700
24,600	T. Rowe Price Group, Inc.	1,880,178
46,500	U.S. Bancorp	1,390,815
25,800	Wells Fargo & Co.	1,608,888

		17,077,512

Health Services – 7.8%
56,400	Caremark Rx, Inc.*	2,780,520
37,400	Quest Diagnostics, Inc.	1,848,682
76,900	UnitedHealth Group, Inc.	4,569,398
39,300	WellPoint, Inc.*	3,018,240

		12,216,840

Health Technology – 14.5%
31,500	Abbott Laboratories	1,359,225
7,300	Allergan, Inc.	849,720
43,100	Becton, Dickinson & Co.	2,792,880
29,600	Biotech HOLDRs Trust	5,775,256
33,400	C. R. Bard, Inc.	2,118,228

Shares	Description	Value

Common Stocks – (continued)

Health Technology – (continued)
70,200	Johnson & Johnson	$4,039,308
25,200	Medtronic, Inc.	1,423,044
54,900	Stryker Corp.	2,739,510
33,500	Wyeth	1,549,375

		22,646,546

Industrial Services – 1.2%
5,900	Baker Hughes, Inc.	456,896
17,300	Diamond Offshore Drilling, Inc.	1,468,251

		1,925,147

Non-Energy Minerals – 1.6%
15,800	Phelps Dodge Corp.	2,535,900
Process Industries – 0.7%
26,800	The Dow Chemical Co.	1,133,640

Producer Manufacturing – 3.4%
23,700	Danaher Corp.	1,342,368
118,700	General Electric Co.	3,887,425

		5,229,793

Retail Trade – 2.8%
23,400	Lowe’s Companies, Inc.	1,487,070
47,800	Nordstrom, Inc.	1,994,216
18,300	Wal-Mart Stores, Inc.	843,813

		4,325,099

Technology Services – 17.1%
93,700	Adobe Systems, Inc.*	3,721,764
80,300	Akamai Technologies, Inc.*	1,752,949
57,500	Fair Isaac Corp.	2,548,400
6,300	Google, Inc.*	2,729,475
26,300	International Business Machines Corp.	2,138,190
322,400	Microsoft Corp.	9,075,560
31,500	Salesforce.com, Inc.*	1,293,075
49,300	VeriSign, Inc.*	1,170,875
68,500	Yahoo!, Inc.*	2,352,290

		26,782,578
Utilities – 0.5%
15,400	TXU Corp.	779,856
TOTAL COMMON STOCKS		$153,129,325

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 2.2%
State Street Bank & Trust Co.
$ 3,453,000	3.92%	02/01/2006	$3,453,000
Maturity Value: $3,453,376
TOTAL INVESTMENTS – 100.1%			$156,582,325
Liabilities in excess of other assets – (0.1)%			(176,601)
Net Assets – 100.0%			$156,405,724

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

COMMERCE GROWTH FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

(a)	Repurchase agreement was entered into on January 31, 2006. This agreement was fully collateralized by $3,540,000 U.S. Treasury Bond,

4.25%, due 08/15/2015 with a market value of $3,526,268.

Investment Abbreviation:

HOLDRs	—	Holding Company Depositary Receipts

COMMERCE GROWTH FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A.  Investment Valuation — Investments in securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

COMMERCE GROWTH FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$127,735,362
Gross unrealized gain	32,754,869
Gross unrealized loss	(3,907,906)
Net unrealized security gain	$ 28,846,963

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Statement of Investments

January 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 95.7%
Communications – 3.7%
68,411	AT&T, Inc.	$1,775,276
14,400	CenturyTel, Inc.	479,520
63,100	Verizon Communications, Inc.	1,997,746

		4,252,542

Consumer Durables – 0.6%
53,000	Ford Motor Co.	454,740
4,000	Ryland Group, Inc.	289,440

		744,180

Consumer Non-Durables – 2.8%
17,850	Altria Group, Inc.	1,291,269
8,400	Hormel Foods Corp.	281,652
11,100	Kellogg Co.	476,190
13,400	Procter & Gamble Co.	793,682
7,300	V. F. Corp.	405,004

		3,247,797

Consumer Services – 2.0%
11,650	CBS Corp. Class B	304,415
6,300	Starwood Hotels & Resorts Worldwide, Inc.	383,103
93,400	The ServiceMaster Co.	1,208,596
11,650	Viacom, Inc. Class B*	483,242

		2,379,356

Distribution Services – 2.1%
22,700	Genuine Parts Co.	965,431
13,650	Hughes Supply, Inc.	629,265
15,800	McKesson Corp.	837,400

		2,432,096

Electronic Technology – 6.0%
5,200	Apple Computer, Inc.*	392,652
14,000	Comverse Technology, Inc.*	383,460
93,200	EMC Corp.*	1,248,880
7,200	General Dynamics Corp.	837,792
9,200	Harris Corp.	427,156
66,800	Hewlett-Packard Co.	2,082,824
3,300	L-3 Communications Holdings, Inc.	267,366
10,200	Lockheed Martin Corp.	690,030
8,100	NCR Corp.*	300,915
32,400	Tellabs, Inc.*	414,396

		7,045,471

Energy Minerals – 14.3%
3,900	Burlington Resources, Inc.	355,914
57,400	ChevronTexaco Corp.	3,408,412
26,400	ConocoPhillips	1,708,080
4,200	Devon Energy Corp.	286,482
135,000	Exxon Mobil Corp.	8,471,250
5,350	Marathon Oil Corp.	411,254
10,000	Occidental Petroleum Corp.	977,100
5,600	Sunoco, Inc.	533,120
8,200	Valero Energy Corp.	511,926

		16,663,538

Finance – 36.7%
11,600	American International Group, Inc.	759,336
33,400	AmSouth Bancorp.	922,174
56,774	Bank of America Corp.	2,511,114
21,300	CIT Group, Inc.	1,136,142
42,000	Citigroup, Inc.	1,956,360
8,700	Comerica, Inc.	482,589
9,100	Countrywide Financial Corp.	304,304
4,400	Franklin Resources, Inc.	433,400

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
4,600	Golden West Financial Corp.	$324,852
4,000	Hartford Financial Services Group, Inc.	328,920
43,600	J.P. Morgan Chase & Co.	1,733,100
14,900	Lehman Brothers Holdings, Inc.	2,092,705
62,500	Lincoln National Corp.	3,408,125
6,500	M&T Bank Corp.	703,950
19,600	Marshall & Ilsley Corp.	822,024
61,000	Mellon Financial Corp.	2,151,470
51,100	Merrill Lynch & Co., Inc.	3,836,077
21,000	MetLife, Inc.	1,053,360
54,500	Morgan Stanley & Co., Inc.	3,349,025
14,000	Prudential Financial, Inc.	1,054,760
34,400	Sovereign Bancorp, Inc.	749,920
16,800	The Allstate Corp.	874,440
22,500	The Bear Stearns Cos., Inc.	2,845,350
6,700	The St. Paul Travelers Cos., Inc.	304,046
10,000	Thornburg Mortgage, Inc.	256,300
16,500	Trustmark Corp.	467,280
63,045	U.S. Bancorp	1,885,676
10,850	Wachovia Corp.	594,905
20,500	Washington Mutual, Inc.	867,560
40,700	Wells Fargo & Co.	2,538,052
25,500	Zions Bancorp.	2,016,285

		42,763,601

Health Services – 2.7%
8,000	Aetna, Inc.	774,400
16,000	Caremark Rx, Inc.*	788,800
4,000	CIGNA Corp.	486,400
9,700	HCA, Inc.	476,076
8,800	WellPoint, Inc.*	675,840

		3,201,516

Health Technology – 4.4%
27,650	Merck & Co., Inc.	953,925
13,800	PerkinElmer, Inc.	313,812
151,500	Pfizer, Inc.	3,890,520

		5,158,257

Industrial Services – 1.7%
17,000	Cooper Cameron Corp.*	822,630
33,900	Pride International, Inc.*	1,197,009

		2,019,639

Non-Energy Minerals – 1.1%
4,150	Nucor Corp.	349,555
4,150	Phelps Dodge Corp.	666,075
12,600	Worthington Industries, Inc.	259,938

		1,275,568

Process Industries – 1.7%
7,200	Air Products & Chemicals, Inc.	444,168
13,600	E. I. du Pont de Nemours and Co.	532,440
2,800	Monsanto Co.	236,908
3,700	Praxair, Inc.	194,916
12,350	The Dow Chemical Co.	522,405

		1,930,837

Producer Manufacturing – 3.6%
7,400	Eaton Corp.	489,880
56,000	General Electric Co.	1,834,000
7,500	Honeywell International, Inc.	288,150
9,400	Illinois Tool Works, Inc.	792,326
18,500	Masco Corp.	548,525

COMMERCE VALUE FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – (continued)
2,450	Parker Hannifin Corp.	$185,637

		4,138,518

Retail Trade – 1.5%
9,200	AutoNation, Inc.*	205,068
13,100	Claire’s Stores, Inc.	414,746
8,400	Nordstrom, Inc.	350,448
40,000	The Kroger Co.*	736,000

		1,706,262

Technology Services – 4.3%
69,300	BMC Software, Inc.*	1,531,530
74,100	Computer Associates International, Inc.	2,022,930
12,750	Electronic Data Systems Corp.	321,172
12,400	Fair Isaac Corp.	549,568
22,600	Oracle Corp.*	284,082
16,300	Symantec Corp.*	299,594

		5,008,876

Utilities – 6.5%
36,000	DTE Energy Co.	1,519,200
98,900	Duke Energy Corp.	2,803,815
18,150	Entergy Corp.	1,261,606
10,600	FirstEnergy Corp.	531,060
9,300	PG&E Corp.	346,983
31,500	The Southern Co.	1,096,200

		7,558,864
TOTAL COMMON STOCKS		$111,526,918

Exchange Traded Fund – 2.8%
45,000	iShares Russell 1000 Value Index Fund	$3,222,000

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.5%
State Street Bank & Trust Co.
$1,779,000	3.92%	02/01/2006	$1,779,000
Maturity Value: $1,779,194
TOTAL INVESTMENTS – 100.0%			$116,527,918
Other assets in excess of liabilities – 0.0%			23,271
Net Assets – 100.0%			$116,551,189

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2006. This agreement was fully collateralized by $1,825,000 U.S. Treasury Bond, 4.25% due 08/15/2015 with a market value of $1,817,921.

COMMERCE VALUE FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A.  Investment Valuation — Investments in securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

COMMERCE VALUE FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$96,343,830
Gross unrealized gain	21,928,555
Gross unrealized loss	(1,744,467)
Net unrealized security gain	$20,184,088

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Statement of Investments

January 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 95.6%

Commercial Services – 7.8%
14,470	Corporate Executive Board Co.	$ 1,217,506
27,640	Equifax, Inc.	1,059,165
33,685	Harte-Hanks, Inc.	955,980
39,098	Moody’s Corp.	2,475,685
27,920	Robert Half International, Inc.	1,019,918

		6,728,254
Communications – 1.2%
23,200	Alamosa Holdings, Inc.*	434,768
8,945	Telephone & Data Systems, Inc.	320,499
8,945	Telephone & Data Systems, Inc. Special Shares	305,025

		1,060,292
Consumer Durables – 0.5%
13,710	Toll Brothers, Inc.*	466,140
Consumer Non-Durables – 2.0%
12,080	Church & Dwight Co., Inc.	444,544
35,460	Coach, Inc.*	1,274,787

		1,719,331
Consumer Services – 5.4%
49,110	Choice Hotels International, Inc.	2,334,198
18,340	GTECH Holdings Corp.	612,923
135,965	The ServiceMaster Co.	1,759,387

		4,706,508
Distribution Services – 1.6%
26,770	McKesson Corp.	1,418,810
Electronic Technology – 21.5%
9,615	Alliant Techsystems, Inc.*	745,162
12,070	Apple Computer, Inc.*	911,406
21,080	Broadcom Corp.*	1,437,656
26,800	Comverse Technology, Inc.*	734,052
10,290	Harris Corp.	477,765
25,820	KLA-Tencor Corp.	1,342,124
12,646	L-3 Communications Holdings, Inc.	1,024,579
27,410	Linear Technology Corp.	1,019,926
11,125	MEMC Electronic Materials, Inc.*	317,952
53,890	Microchip Technology, Inc.	2,021,414
49,455	National Semiconductor Corp.	1,395,126
45,270	NCR Corp.*	1,681,780
67,895	Network Appliance, Inc.*	2,118,324
28,250	NVIDIA Corp.*	1,270,120
29,165	Rockwell Collins, Inc.	1,368,422
20,192	Thermo Electron Corp.*	679,259

		18,545,067
Energy Minerals – 3.5%
14,970	CONSOL Energy, Inc.	1,091,313
16,980	EOG Resources, Inc.	1,435,489
4,990	Sunoco, Inc.	475,048

		3,001,850
Finance – 11.4%
1,595	Chicago Merchantile Exchange Holdings, Inc.	675,084
60,295	Eaton Vance Corp.	1,737,702
24,628	Federated Investors, Inc., Class B	950,887
58,430	Mellon Financial Corp.	2,060,826
81,910	Synovus Financial Corp.	2,266,450
28,855	T. Rowe Price Group, Inc.	2,205,387

		9,896,336

Shares	Description	Value
Common Stocks – (continued)

Health Services – 5.9%
9,080	Cerner Corp.*	$ 408,600
9,465	Coventry Health Care, Inc.*	563,830
10,000	Express Scripts, Inc.*	912,900
3,680	Humana, Inc.*	205,234
28,340	IMS Health, Inc.	697,164
7,620	Quest Diagnostics, Inc.	376,657
24,246	Stericycle, Inc.*	1,449,183
5,789	WellPoint, Inc.*	444,595

		5,058,163
Health Technology – 8.7%
8,070	Allergan, Inc.	939,348
34,980	C. R. Bard, Inc.	2,218,432
30,900	Cephalon, Inc.*	2,190,501
12,120	IDEXX Laboratories, Inc.*	931,058
6,768	Invitrogen Corp.*	466,180
10,060	ResMed Inc.*	396,766
10,700	Respironics, Inc.*	385,521

		7,527,806
Industrial Services – 3.7%
2,880	Diamond Offshore Drilling, Inc.	244,426
10,293	Jacobs Engineering Group, Inc.*	858,127
16,190	Patterson-UTI Energy, Inc.	609,068
41,295	Pride International, Inc.*	1,458,126

		3,169,747
Non-Energy Minerals – 1.1%
15,430	Freeport-McMoRan Copper & Gold, Inc.	991,378
Process Industries – 1.4%
5,792	Ecolab, Inc.	207,411
14,515	Pactiv Corp.*	322,814
10,618	Sigma-Aldrich Corp.	688,896

		1,219,121
Producer Manufacturing – 2.2%
37,170	Graco, Inc.	1,493,491
3,589	ITT Industries, Inc.	367,872

		1,861,363
Retail Trade – 2.0%
15,500	American Eagle Outfitters, Inc.	418,190
25,160	Nordstrom, Inc.	1,049,675
5,585	Williams-Sonoma, Inc.*	222,171

		1,690,036
Technology Services – 14.9%
64,975	Adobe Systems, Inc.*	2,580,807
48,715	Akamai Technologies, Inc.*	1,063,449
38,800	Autodesk, Inc.*	1,574,892
165,540	BEA Systems, Inc.*	1,716,650
11,704	Citrix Systems, Inc.*	360,951
7,970	Cognizant Technology Solutions Corp.*	417,389
16,690	Fair Isaac Corp.	739,701
45,760	Paychex, Inc.	1,663,376
44,260	Salesforce.com, Inc.*	1,816,873
39,855	VeriSign, Inc.*	946,556

		12,880,644
Utilities – 0.8%
37,180	Nalco Holding Co.*	685,971
TOTAL COMMON STOCKS		$82,626,817

COMMERCE MIDCAP GROWTH FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 2.9%

25,560	iShares Russell Midcap Growth Index Fund	$2,541,175

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement(a) – 1.2%

State Street Bank & Trust Co.
$ 988,000	3.92%	02/01/2006	$ 988,000
Maturity Value: $988,108
TOTAL INVESTMENTS – 99.7%			$86,155,992

Other assets in excess of liabilities – 0.3%			271,514
Net Assets – 100.0%			$86,427,506

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2006. This agreement was fully collateralized by $1,015,000 U.S Treasury Bond, 4.25%, due 08/15/2015 with a market value of $1,011,063.

COMMERCE MIDCAP GROWTH FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A.  Investment Valuation — Investments in securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

COMMERCE MIDCAP GROWTH FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$69,562,373
Gross unrealized gain	17,097,038
Gross unrealized loss	(503,419)
Net unrealized security gain	$16,593,619

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments

January 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%

Australian Dollar – 1.9%
30,076	Aristocrat Leisure Ltd. (Hotels Restaurant & Leisure)	$263,399
8,600	BlueScope Steel Ltd. (Metals & Mining)	51,059
40,300	Macquarie Airports (Transportation Infrastructure)	95,034
25,853	QBE Insurance Group Ltd. (Insurance)	379,319
26,046	Rinker Group Ltd. (Construction Materials)	331,395
3,300	Voestalpine AG (Metals & Mining)	388,969

		1,509,175

Brazilian Real – 1.5%
4,050	Braskem SA (Chemicals)	62,572
6,800	Gerdau SA (Metals & Mining)	148,240
8,300	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	784,350
2,000	Unibanco - Uniao de Bancos Brasileiros SA (Commercial Banks)	168,440

		1,163,602

Britain Pound Sterling – 17.2%
51,124	Aviva PLC (Insurance)	655,291
144,574	BAE Systems PLC (Aerospace & Defense)	1,072,511
62,861	Barclays PLC (Commercial Banks)	672,096
42,384	BHP Billiton PLC (Metals & Mining)	783,040
34,200	BP PLC (Oil, Gas & Consumable Fuels)	411,290
31,438	British American Tobacco PLC (Tobacco)	708,610
45,223	Enterprise Inns PLC (Hotels Restaurant & Leisure)	743,373
125,140	Friends Provident PLC (Insurance)	447,474
19,340	GlaxoSmithKline PLC (Pharmaceuticals)	494,756
40,100	HBOS PLC (Commercial Banks)	705,175
71,900	International Power PLC* (Independent Power Producers)	346,956
80,000	J Sainsbury PLC (Food & Staples Retailing)	428,383
47,900	Lloyds TSB Group PLC (Commercial Banks)	434,166
66,643	Marks & Spencer Group PLC (Multiline Retail)	576,191
45,000	Mitchells & Butlers PLC (Hotels Restaurant & Leisure)	325,824
6,694	Persimmon PLC (Household Durables)	149,691
29,970	Prudential PLC (Insurance)	303,905
20,960	Punch Taverns PLC (Hotels Restaurant & Leisure)	322,912
10,316	Rio Tinto PLC (Metals & Mining)	526,156
129,100	Royal & Sun Alliance Insurance Group (Insurance)	288,234
28,063	Royal Bank of Scotland Group PLC (Commercial Banks)	868,678
17,400	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	592,444
13,000	SABMiller PLC (Beverages)	264,573
20,900	Trinity Mirror PLC (Media)	227,548
272,000	Vodafone Group PLC (Wireless Telecommunication Services)	570,987
16,287	Xstrata PLC (Metals & Mining)	456,929

		13,377,193

Shares	Description	Value
Common Stocks – (continued)

Canadian Dollar – 2.0%
13,100	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	$811,957
6,600	Teck Cominco Ltd. Class B (Metals & Mining)	425,708
7,300	Telus Corp. (Diversified Telecommunication)	287,501

		1,525,166

Euro – 31.1%
Belgium – 0.4%
3,300	Delhaize Group (Food & Staples Retailing)	226,565
1,100	KBC Groep NV (Commercial Banks)	110,475

		337,040

Finland – 0.5%
19,100	Sampo Oyj (Insurance)	372,278

France – 13.3%
26,500	Arcelor (Metals & Mining)	930,622
5,600	Assurances Generales de France (Insurance)	579,772
11,653	BNP Paribas SA (Commercial Banks)	1,039,354
13,496	Business Objects SA* (Software)	555,948
19,465	Cap Gemini SA* (IT Services)	889,349
15,670	Credit Agricole SA (Commercial Banks)	553,153
12,140	European Aeronautic Defence and Space Co. (Aerospace & Defense)	475,749
9,200	Renault SA (Automobiles)	868,638
13,540	Sanofi-Aventis (Pharmaceuticals)	1,241,388
4,300	Societe Generale (Commercial Banks)	567,973
3,137	Societe Television Francaise 1 (Media)	99,415
7,442	Total SA (Oil, Gas & Consumable Fuels)	2,054,602
5,691	Vinci SA (Construction & Engineering)	529,375

		10,385,338

Germany – 4.8%
8,400	Continental AG (Auto Components)	817,601
6,506	E.ON AG (Electric Utilities)	726,777
7,900	MAN AG (Machinery)	453,969
4,000	MunichRe AG (Insurance)	543,075
6,550	RWE AG (Multi-Utilities)	539,795
2,101	SAP AG (Software)	430,185
11,700	TUI AG (Hotels Restaurant & Leisure)	248,375

		3,759,777

Greece – 0.9%
9,550	EFG Eurobank Ergasias (Commercial Banks)	355,103
7,043	National Bank of Greece SA (Commercial Banks)	324,531

		679,634

Ireland – 1.7%
34,024	Anglo Irish Bank Corp. PLC (Commercial Banks)	537,062
25,208	CRH PLC (Construction Materials)	783,247

		1,320,309

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Euro – (continued)
Italy – 3.0%
12,000	Buzzi Unicem SPA (Construction Materials)	$224,122
50,596	ENI SPA (Oil, Gas & Consumable Fuels)	1,529,665
21,211	Luxottica Group SPA (Textiles & Apparel)	554,153

		2,307,940

Netherlands – 3.3%
5,842	ABN AMRO Holding NV (Commercial Banks)	162,210
8,704	ASML Holding NV* (Semiconductors & Semiconductor)	196,197
55,830	ING Groep NV (Diversified Financial Services)	1,992,513
5,430	Koninklijke (Royal) Philips Electronics NV (Household Durables)	183,300

		2,534,220

Norway – 0.7%
4,434	Norsk Hydro ASA (Oil, Gas & Consumable Fuels)	544,202

Spain – 1.4%
30,908	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	624,211
18,000	Repsol YPF SA (Oil, Gas & Consumable Fuels)	487,980

		1,112,191

Sweden – 1.1%
16,156	Atlas Copco AB (Machinery)	379,748
133,590	Telefonaktiebolaget LM Ericsson (Communications Equipment)	482,002

		861,750
TOTAL EURO		$24,214,679

Hong Kong Dollar – 0.6%
192,000	China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	116,941
150,000	China Shenhua Energy Co. Ltd.* (Oil, Gas & Consumable Fuels)	199,155
35,500	Kerry Properties Ltd. (Real Estate)	115,317
42,000	Li & Fung Ltd. (Distributors)	77,961

		509,374

Indian Rupee – 0.1%
2,097	ICICI Bank Ltd. ADR (Commercial Banks)	65,888

Israeli Shekel – 0.4%
5,500	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	234,465
21,300	United Mizrahi Bank Ltd.* (Commercial Banks)	119,259

		353,724

Japanese Yen – 25.1%
4,100	Aeon Credit Service Co. Ltd. (Consumer Finance)	366,992
17,000	Canon, Inc. (Office Electronics)	1,026,043

Shares	Description	Value
Common Stocks – (continued)

Japanese Yen – (continued)
6,200	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	$147,726
21,200	Denso Corp. (Auto Components)	746,396
38,000	Hitachi Ltd. (Electronic Equipment & Instruments)	267,900
8,400	Honda Motor Co. Ltd. (Automobiles)	476,911
26,300	Hoya Corp. (Electronic Equipment & Instruments)	1,053,749
38,000	Itochu Corp. (Trading Companies & Distribution)	322,646
39	Japan Tobacco, Inc. (Tobacco)	605,089
18,900	JFE Holdings, Inc. (Metals & Mining)	678,309
93,000	Kobe Steel Ltd. (Metals & Mining)	318,708
53,600	Mitsubishi Corp. (Trading Companies & Distribution)	1,251,984
57	Mitsubishi Tokyo Financial Group, Inc. (Commercial Banks)	821,193
61,000	Mitsui & Co. Ltd. (Trading Companies & Distribution)	877,260
50,000	Mitsui Chemicals, Inc. (Chemicals)	378,074
40,000	Mitsui OSK Lines Ltd. (Marine)	362,474
42,000	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	344,793
18,900	Nissan Motor Co. Ltd. (Automobiles)	212,676
12,700	Nitto Denko Corp. (Chemicals)	1,075,069
51,300	Nomura Holdings, Inc. (Capital Markets)	1,001,466
2,750	ORIX Corp. (Consumer Finance)	711,500
3,700	Sanyo Shinpan Finance Co. Ltd. (Diversified Financial Services)	230,885
2,700	Shimamura Co. Ltd. (Specialty Retail)	342,492
22,000	Sumitomo Electric Industries Ltd. (Electronic Equipment & Instruments)	364,776
50,000	Sumitomo Heavy Industries Ltd. (Machinery)	445,846
79,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	320,566
142	Sumitomo Mitsui Financial Group (Commercial Banks)	1,658,412
6,300	Takeda Chemical Industries Ltd. (Pharmaceuticals)	356,609
15,600	Tokyo Electric Power Co. Inc. (Electric Utilities)	392,311
83,000	Tokyo Gas Co. Ltd. (Gas Utilities)	385,619
25,400	Toyota Motor Corp. (Automobiles)	1,316,500
5,500	Yamada Denki Co. Ltd. (Specialty Retail)	708,921

		19,569,895

Korean Won – 1.7%
2,000	Honam Petrochemical Corp.* (Chemicals)	116,933
1,150	Hyundai Mobis (Auto Components)	99,544
6,380	Industrial Bank of Korea* (Commercial Banks)	113,427
4,890	Kookmin Bank (Commercial Banks)	388,300
811	POSCO (Metals & Mining)	185,379
245	Samsung Electronics Co. Ltd. (Semiconductor Equipment & Products)	187,944
5,150	Shinhan Financial Group Co. Ltd.* (Commercial Banks)	219,155

		1,310,682
Mexican Peso – 1.5%
16,900	America Movil SA de CV (Wireless Telecommunication Services)	570,037

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Mexican Peso – (continued)
4,100	Grupo Televisa SA (Media)	$342,555
38,100	Wal-Mart de Mexico SA de CV (Food & Staples Retailing)	222,078

		1,134,670

Philippine Peso – 0.1%
3,000	Philippine Long Distance Telephone Co. (Diversified Telecommunication)	106,845

Singapore Dollar – 1.2%
30,400	Flextronics International Ltd.* (Electronic Equipment & Instruments)	317,984
374,000	Singapore Telecommunications Ltd. (Diversified Telecommunication)	585,636

		903,620

South African Rand – 0.8%
13,334	Naspers Ltd. (Media)	286,066
55,980	Sanlam Ltd. (Insurance)	148,738
4,360	Telkom SA Ltd. (Diversified Telecommunication)	107,210
3,744	Tiger Brands Ltd. (Food Products)	98,798

		640,812

Swiss Franc – 11.0%
5,000	Alcon, Inc. (HealthCare Equipment & Supplies)	639,600
7,455	Compagnie Financiere Richemont AG (Textiles & Apparel)	339,089
34,628	Credit Suisse Group (Capital Markets)	2,021,964
300	Micronas Semiconductor Holding AG* (Semiconductors & Semiconductor)	10,208
4,011	Nestle AG (Food Products)	1,176,522
1,829	Nobel Biocare Holding AG (HealthCare Equipment & Supplies)	414,885
21,617	Novartis AG (Pharmaceuticals)	1,186,995
7,556	Roche Holding AG (Pharmaceuticals)	1,193,877
4,105	Swiss Re (Insurance)	305,198
11,675	UBS AG (Capital Markets)	1,269,369

		8,557,707

Taiwan Dollar – 0.7%
24,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment & Instruments)	161,346
122,000	Quanta Computer, Inc. (Computers & Peripherals)	179,294
104,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor)	206,497

		547,137

TOTAL COMMON STOCKS		$75,490,169

Units	Description	Expiration Date	Value
Warrants* – 1.7%

Indian Rupee – 0.6%
1,824	Infosys Technologies Ltd.	08/28/2008	$486,242

Units	Description	Expiration Date	Value
Warrants – (continued)

Swiss Franc – 0.6%
21,900	Credit Suisse/Nassau	09/18/2008	$463,535

Taiwan Dollar – 0.5%
199,525	Taiwan Semiconductor Manufacturing Co. Ltd.	11/08/2010	396,257

TOTAL WARRANTS			$1,346,034

TOTAL INVESTMENTS – 98.6%			$76,836,203
Other assets in excess of liabilities – 1.4%			1,063,194

Net Assets – 100.0%			$77,899,397

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR—American Depositary Receipt

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A. Investment Valuation — Investments in securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in the Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

B. Futures Contracts (continued)

of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

FUTURES CONTRACTS — At January 31, 2006 the following futures contacts were open as follows:

Type	Number of Contracts Long	Settlement Month	Market Value	Unrealized Gain
Dow Jones STOXX 50	6	March 2006	$270,127	$7,145

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$62,837,940
Gross unrealized gain	14,459,458
Gross unrealized loss	(461,195)
Net unrealized security gain	$13,998,263

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE ASSET ALLOCATION FUND

Statement of Investments

January 31, 2006 (Unaudited)

Shares	Description	Value

Mutual Funds (Institutional Shares) – 96.5%
Equity – 58.1%
122,531	Commerce Growth Fund–17.6%(a)	$2,951,761
50,763	Commerce International Equity Fund–7.6%(a)	1,275,683
26,834	Commerce MidCap Growth Fund–5.2%(a)	877,203
137,807	Commerce Value Fund–22.1%(a)	3,691,842
38,527	T. Rowe Price Mid-Cap Value Fund–5.6%	935,827

		9,732,316
Fixed Income(a) – 38.4%
354,324	Commerce Bond Fund–38.4%	6,416,814
TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)		$16,149,130

Exchange Traded Fund – 3.6%

6,013	iShares MSCI Emerging Markets Index–3.6%	$605,990
TOTAL INVESTMENTS – 100.1%		$16,755,120
Liabilities in excess of other assets – (0.1)%		(9,878)
Net Assets – 100.0%		$16,745,242

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

For information on the underlying Commerce mutual funds, please call our toll free Shareholder Services Line at 1-800-995-6365 or visit us on the web at www.commercefunds.com.

COMMERCE ASSET ALLOCATION FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A.  Investment Valuation — The Fund invests in a combination of underlying funds (the “Underlying Funds”) including Funds advised by the Adviser. Investments in the Underlying Funds (other than those that are exchanged traded) are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Investments in securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$15,448,427
Gross unrealized gain	1,435,438
Gross unrealized loss	(128,745)
Net unrealized security gain	$ 1,306,693

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 14.7%
Auto – 1.7%

Distribution Financial Services Trust Series 1999-3, Class A6
$ 3,161,482	6.88%	11/15/2016	$3,170,272

Hertz Vehicle Financing LLC Series 2005-1A, Class A5(b)
4,770,000	5.08	11/25/2011	4,756,398

WFS Financial Owner Trust Series 2004-F1, Class A3
1,659,260	2.19	06/20/2008	1,649,345

			9,576,015

Commercial – 3.1% Asset Securitization Corp. Series 1995-MD4, Class A1
325,158	7.10	08/13/2029	330,530

Asset Securitization Corp. Series 1997-D4, Class AIE
4,100,000	7.53	04/14/2029	4,228,962

LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
6,600,000	6.21	10/15/2035	6,766,993

LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.46	03/15/2031	5,863,960

			17,190,445

Credit Card – 1.5% Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(b)
5,000,000	4.97	10/15/2013	4,990,039

Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.90	12/12/2016	3,553,520

			$8,543,559
Equipment – 0.6%

CIT Equipment Collateral, Series 2005-VT1, Class A4
3,150,000	4.36	11/20/2012	3,112,637

Home Equity(a) – 2.4%
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
725,909	8.18	12/25/2029	726,135

Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
5,272,494	8.35	03/25/2025	5,253,937

Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
4,836,623	7.98	09/25/2030	4,832,751

Security National Mortgage Loan Trust Series 2004-2A, Class AF3(b)
3,000,000	5.77	11/25/2034	2,979,961

			13,792,784

Manufactured Housing – 4.2% Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
1,415,261	7.60	03/15/2027	1,430,392

Green Tree Financial Corp. Series 1993-4, Class A5
6,851,499	7.05	01/15/2019	6,996,764

Green Tree Financial Corp. Series 1995-5, Class M1
2,000,000	7.65	09/15/2026	2,089,374

Green Tree Financial Corp. Series 1996-4, Class A7
3,337,873	7.90	06/15/2027	3,516,648

Green Tree Financial Corp. Series 1997-3, Class A6
192,652	7.32	03/15/2028	201,595

Green Tree Financial Corp. Series 1998-3, Class A5
1,508,813	6.22	03/01/2030	1,487,002

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)

Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1998-3, Class A6
$ 1,038,667	6.76%	03/01/2030	$1,046,378

Green Tree Financial Corp. Series 1999-1, Class M1
3,750,000	6.56	11/01/2028	1,210,666

Green Tree Financial Corp. Series 1999-1, Class M2
1,500,000	7.34	11/01/2028	233,076

Oakwood Mortgage Investors Inc. Series 1996-C, Class A6
4,205,000	7.65	04/15/2027	4,265,046

Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
1,138,269	7.13	05/15/2027	1,151,840

			23,628,781
Student Loans – 1.2%

Brazos Higher Education Authority Inc. Student Loan RB Taxable Series 2005 A-5 (Guaranted Student Loans)(a)
3,570,000	4.91	12/01/2040	3,566,095

Northstar Education Finance Inc. Series 2005-1, Class A5
3,000,000	4.74	01/01/2043	2,980,078

			6,546,173
TOTAL ASSET-BACKED SECURITIES			$82,390,394

Taxable Municipal Bond Obligations – 3.6%

Alabama – 0.2%
Montgomery Alabama Taxable Warrants Series 2005 (FSA)
$ 1,295,000	4.79%	04/01/2015	$1,254,777
Alaska – 0.3%
Providence Alaska Health System Direct Obligation Series 2005
500,000	4.31	10/01/2006	497,465
755,000	4.68	10/01/2010	743,169
500,000	4.79	10/01/2011	492,910

			1,733,544
California – 0.6%
Industry California Sales Tax Revenue Bonds Taxable Series 2005 (MBIA)
3,045,000	5.00	01/01/2013	3,029,075
New Jersey – 0.2%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
1,000,000	5.20	03/01/2014	1,001,260
Ohio – 0.8%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition Revenue Bonds Taxable Series 2005 (MBIA)
1,555,000	4.38	08/15/2007	1,542,047
3,140,000	4.60	02/15/2009	3,102,383

			4,644,430
Oregon – 1.0%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.17	06/15/2011	770,729

COMMERCE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Oregon – (continued)
Oregon School Boards Association GO Bonds Taxable Pension Series 2005 (AMBAC)
$ 5,000,000	4.36%	06/30/2013	$4,791,150

			5,561,879
Rhode Island – 0.1%

Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.96	07/15/2014	698,924
Washington – 0.4%
Energy Northwest Washington Revenue Bonds Taxable Columbia Station Series 2005-C (AMBAC)
2,335,000	4.49	07/01/2011	2,273,659
TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$20,197,548

CMOs – 13.1%

Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
$ 3,317,533	5.25%	09/25/2019	$3,246,419

Countrywide Alternative Loan Trust Series 2005-5R, Class A2
3,804,411	4.75	12/25/2018	3,749,045

FHLMC FGIC PAC Series 2430, Class UD
10,579,800	6.00	03/15/2017	10,924,641

FHLMC PAC Series 2110, Class PG
4,500,000	6.00	01/15/2029	4,578,227

FHLMC PAC Series 2633, Class PC
6,000,000	4.50	07/15/2015	5,886,601

FHLMC PAC Series 2760, Class EC
4,050,000	4.50	04/15/2017	3,895,116

FHLMC REMIC PAC Series 1579, Class PM
1,354,182	6.70	09/15/2023	1,384,449

FHLMC Series 2524, Class WC
1,950,000	6.00	11/15/2028	1,986,033

FHLMC Series 2677, Class BC
800,000	4.00	09/15/2018	727,512

FHLMC Series T-58, Class 1A3
3,000,000	4.39	11/25/2038	2,960,231

FNMA FNIC PAC Series 2001-45, Class WG
2,621,256	6.50	09/25/2031	2,698,895

FNMA PAC Series 2003-117, Class KB
3,000,000	6.00	12/25/2033	3,050,324

FNMA REMIC PAC Series 2003-14, Class AP
1,043,630	4.00	03/25/2033	1,008,053

FNMA REMIC Series 1992-1, Class E
57,456	7.50	01/25/2007	57,784

FNMA Series 2002-73, Class OE
3,404,000	5.00	11/25/2017	3,331,195

FNMA Series 2002-82, Class XE
2,660,000	5.00	12/25/2017	2,601,566

FNMA Series 2003-86, Class OC
5,270,000	5.00	09/25/2026	5,218,085

GNMA Series 1998-12, Class EB
1,842,579	6.50	05/20/2028	1,851,368

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
GNMA Series 2003-16, Class B
$ 3,500,000	4.49%	08/16/2025	$3,409,756

Master Asset Securitization Trust Series 2004-3, Class 5A1
873,887	6.25	01/25/2032	880,308

Residential Asset Securitization Trust Series 2004-IP1, Class A1(a)
1,408,850	3.88	01/25/2034	1,376,297

Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,786,620	6.00	05/25/2033	3,787,745

Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
2,096,139	5.00	05/25/2018	2,054,537

Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
2,919,431	5.00	06/25/2018	2,861,956
TOTAL CMOs			$73,526,143

Commercial Mortgages – 3.6%
FNMA Series 2000-M2, Class C(a)
$ 4,600,000	7.50%	07/17/2022	$4,809,222

GNMA Series 2001-12, Class B(a)
1,351,534	6.15	06/16/2021	1,378,809

GNMA Series 2002-62, Class B
1,641,000	4.76	01/16/2025	1,624,580

GNMA Series 2003-38, Class JC(a)
1,200,466	6.99	08/16/2042	1,317,624

GNMA Series 2004-09, Class A
3,743,036	3.36	08/16/2022	3,586,433

GNMA Series 2004-45, Class A
2,788,731	4.02	12/16/2021	2,719,547

GNMA Series 2004-60, Class C(a)
5,000,000	5.24	03/16/2028	5,000,765
TOTAL COMMERCIAL MORTGAGES			$20,436,980

Corporate Obligations – 23.8%
Aerospace/Defense – 0.3%
Lockheed Martin Corp.
$ 1,120,000	8.50%	12/01/2029	$1,502,348

Cable TV – 0.3%

Comcast Corp.
1,600,000	6.50	01/15/2015	1,669,450

Consumer Non-Durables – 0.2%
Clorox Co.
1,000,000	4.20	01/15/2010	963,178

Electric – 1.4%
Columbus Southern Power Co.
2,870,000	5.85	10/01/2035	2,823,687

Duke Energy Corp.
1,525,000	5.30	10/01/2015	1,523,858

Exelon Generation Co. LLC
2,166,000	5.35	01/15/2014	2,141,258

COMMERCE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
San Diego Gas & Electric Co
$ 1,585,000	5.30%	11/15/2015	$1,590,989

			8,079,792
Financial – 9.4%
Allstate Financial Global Funding(b)
2,400,000	6.15	02/01/2006	2,400,000

American General Finance Corp. MTN Series H
3,000,000	4.50	11/15/2007	2,976,702

Bank One Corp.(a)
1,000,000	9.88	03/01/2019	1,270,673

Bear Stearns Companies, Inc.
3,000,000	4.50	10/28/2010	2,921,631

Equitable Life Assurance Society of the United States(b)
5,900,000	7.70	12/01/2015	6,884,940

General Electric Capital Corp. MTN Series A
4,325,000	5.88	02/15/2012	4,496,569
3,000,000	6.00	06/15/2012	3,141,309

John Deere Capital Corp.
3,000,000	3.63	05/25/2007	2,945,787

Merrill Lynch & Co., Inc. MTN
3,065,000	4.83	10/27/2008	3,048,639

Metropolitan Life Insurance Co.(b)
6,000,000	7.70	11/01/2015	6,872,952

Morgan Stanley
900,000	6.75	04/15/2011	963,887
1,720,000	5.30	03/01/2013	1,714,310

Morgan Stanley Traded Custody Receipts(a)(b)
4,674,000	7.71	03/01/2032	5,485,640

Reed Elsevier Capital, Inc.
1,800,000	6.75	08/01/2011	1,916,464
SLM Corp. MTN
2,443,000	4.00	01/15/2009	2,367,123
Wells Fargo & Co.
3,480,000	3.13	04/01/2009	3,290,239

			52,696,865
Forestry – 0.1%
Weyerhaeuser Co.
457,000	6.75	03/15/2012	482,553
Industrial – 3.0%
Campbell Soup Co.
2,600,000	8.88	05/01/2021	3,513,856
Deluxe Corp.
1,325,000	5.00	12/15/2012	1,118,187
Receipts on Corporate Securities Trust CHR-1998-1
5,487,610	6.50	08/01/2018	5,492,878
Receipts on Corporate Securities Trust NSC-1998-1
3,095,175	6.38	05/15/2017	3,170,821
Service Master Co.
2,661,000	7.10	03/01/2018	2,890,644
Waste Management, Inc.
560,000	7.65	03/15/2011	616,556

			16,802,942
Multimedia – 0.6%
AOL Time Warner
495,000	6.13	04/15/2006	496,005

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations — (continued)
Multimedia – (continued)
$ 2,735,000	6.75%	04/15/2011	$2,868,126

			3,364,131
Oil & Gas – 1.6%
Apache Finance Property Ltd.
4,500,000	7.00	03/15/2009	4,814,784

Occidental Petroleum Corp.
2,925,000	7.38	11/15/2008	3,111,416

Tosco Corp.
1,258,000	7.25	01/01/2007	1,280,127

			9,206,327
Oil-Field Services – 0.1%
Halliburton Co.
620,000	5.50	10/15/2010	630,456
Real Estate – 1.7%
EOP Operating LP
3,300,000	7.75	11/15/2007	3,442,240
Prologis(b)
2,030,000	5.25	11/15/2010	2,023,628
Simon Property Group LP(b)
2,000,000	5.38	06/01/2011	1,998,338
Speiker Properties LP
1,600,000	7.35	12/01/2017	1,817,325

			9,281,531
Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.13	10/15/2019	1,946,467
Utilities – 2.1%
GTE Corp.
11,310,000	6.84	04/15/2018	12,042,549
Yankee – 2.7%
BHP Billiton Finance USA Ltd.
2,044,000	4.80	04/15/2013	1,992,830
750,000	6.75	11/01/2013	820,307
955,000	5.25	12/15/2015	949,594
Deutsche Telekom International Finance BV
1,335,000	8.00	06/15/2010	1,479,552
France Telecom SA
1,286,000	7.75	03/01/2011	1,426,755
Swiss Bank Corp.
7,335,000	7.38	06/15/2017	8,556,549

			15,225,587
TOTAL CORPORATE OBLIGATIONS			$133,894,176

Foreign Debt Obligation – 0.1%
Sovereign – 0.1%
Republic of Poland
$ 592,000	5.25%	01/15/2014	$596,440

COMMERCE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – 4.3%
FHLMC
$ 209,331	6.00%		12/01/2013	$213,113
268,833	8.50		02/01/2019	288,525
407,383	8.50		03/01/2021	439,331
1,830,377	7.00		05/01/2026	1,904,180
185,191	7.00		10/01/2030	192,215
250,454	7.50		12/01/2030	262,683
478,556	7.50		01/01/2031	501,923
1,031,740	7.00		08/01/2031	1,070,906
7,625,833	5.00		05/01/2033	7,390,896
6,212,881	5.50		06/01/2033	6,163,303
3,172,816	2.71	(a)	05/01/2034	3,102,361

FNMA
569,358	5.50		01/01/2009	573,895
437,167	7.00		07/01/2009	447,628
92,602	6.50		02/01/2012	95,588
274,096	6.00		12/01/2013	276,491
158,114	6.50		07/01/2014	163,732
320,281	9.00		11/01/2021	344,951
50,380	6.50		05/01/2022	51,919
77,808	6.50		02/01/2024	80,185
88,939	6.50		08/01/2024	91,656
144,192	9.00		02/01/2025	156,782
70,501	6.50		03/01/2026	72,602
146,679	8.00		07/01/2028	156,715
378,898	6.50		10/01/2028	390,080
431,162	5.65	(a)	12/01/2028	440,522
62,922	6.50		01/01/2029	64,779
171,709	6.00		07/01/2029	173,825
286,337	7.50		09/01/2029	300,139
319,822	7.00		03/01/2031	332,519
125,150	7.50		03/01/2031	131,091
458,096	7.00		11/01/2031	476,274
1,112,177	7.00		01/01/2032	1,156,312
4,948,972	5.50		09/01/2032	4,906,567
4,444,947	5.50		11/01/2032	4,406,861
2,901,265	6.00		12/01/2032	2,934,734
5,299,982	5.00		02/01/2033	5,139,869
3,340,974	5.00		07/01/2033	3,240,043
12,065,968	4.50		08/01/2033	11,359,644
4,044,599	5.00		02/01/2034	3,915,979
1,904,034	5.09	(a)	10/01/2034	1,901,846
4,032,098	5.11	(a)	02/01/2035	3,967,578

GNMA
527,328	8.00		02/15/2022	564,934
221,399	7.50		08/20/2025	232,122
912,800	7.50		07/20/2026	956,096
1,472,606	6.50		04/15/2031	1,541,418
1,707,577	6.50		05/15/2031	1,787,369
4,291,714	5.50		04/15/2033	4,316,500
1,786,245	5.50		10/15/2033	1,796,561
TOTAL MORTGAGE-BACKED PASS- THROUGH OBLIGATIONS				$80,475,242

U.S. Government Agency Obligations – 18.8%
FFCB
$ 11,135,000	4.50%		05/06/2014	$10,856,692
2,860,000	5.19		04/22/2021	2,855,270

FHLB
10,000,000	5.13		03/06/2006	10,003,870
18,755,000	2.75		11/15/2006	18,459,515
7,210,000	4.88		11/15/2006	7,213,966
7,000,000	5.59		02/03/2009	7,163,765

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
$ 2,270,000	5.58%	02/17/2009	$2,319,683
2,915,000	5.38	08/15/2024	2,985,645
3,025,000	7.13	02/15/2030	3,868,467
FHLMC
10,000,000	4.13	07/12/2010	9,722,800
5,000,000	4.38	07/17/2015	4,807,670
FNMA
10,000,000	4.25	08/15/2010	9,777,580
5,000,000	4.38	09/15/2012	4,881,465
1,300,000	5.08	06/24/2018	1,245,206
1,635,000	7.13	01/15/2030	2,108,408
2,830,000	6.63	11/15/2030	3,442,222
Tennessee Valley Authority
1,981,000	6.75	11/01/2025	2,396,873
1,000,000	7.13	05/01/2030	1,287,147
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$105,396,244

U.S. Treasury Obligations – 5.3%
United States Treasury Bonds
$ 11,965,000	4.00%	02/15/2015	$11,486,400
400,000	8.00	11/15/2021	544,031
3,750,000	5.50	08/15/2028	4,143,896
7,765,000	6.25	05/15/2030	9,469,356

United States Treasury Notes
4,500,000	4.25	11/15/2014	4,402,089
TOTAL U.S. TREASURY OBLIGATIONS			$30,045,772

Repurchase Agreement(c) – 2.2%
State Street Bank & Trust Co.
$ 12,150,000	3.92%	02/01/2006	$12,150,000
Maturity Value: $12,151,323
TOTAL INVESTMENTS – 99.5%			$559,108,939
Other assets in excess of liabilities – 0.5%			3,018,120
Net Assets – 100.0%			$562,127,059

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Coupon rate disclosed is that which is in effect at January 31, 2006.
(b)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $38,391,896, which represents approximately 6.8% of net assets as of January 31, 2006.
(c)	Repurchase agreement was entered into on January 31, 2006. This agreement was fully collateralized by $12,780,000 U.S. Treasury Bond, 3.625%, due 01/15/2010 with a market value of $12,397,827.

COMMERCE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Investment Abbreviations:

AMBAC	—Insured by American Municipal Bond Assurance Corp.
CMOs	—Collateralized Mortgage Obligations
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
MBIA	—Municipal Bond Investors Assurance
MTN	—Medium-Term Note
PAC	—Planned Amortization Class
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit

COMMERCE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A.  Investment Valuation — Investments in securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

COMMERCE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$564,417,893
Gross unrealized gain	9,225,322
Gross unrealized loss	(14,534,276)
Net unrealized security loss	$(5,308,954)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

CMOs – 33.0%

American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$ 1,337,000	5.01%	10/25/2034	$1,315,188

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
1,573,403	3.95	09/25/2034	1,552,812

Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,490,897	4.75	12/25/2018	1,469,200

Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
1,593,272	3.80	11/19/2033	1,536,711

FHLMC PAC Series 023, Class PK
986,506	6.00	11/25/2023	999,686

FHLMC PAC Series 159, Class H
83,944	4.50	09/15/2021	83,047

FHLMC PAC Series 1614, Class MB
490,239	6.50	12/15/2009	496,864

FHLMC PAC Series 1650, Class K
880,000	6.50	01/15/2024	915,165

FHLMC PAC Series 2103, Class TE
1,183,814	6.00	12/15/2028	1,201,431

FHLMC PAC Series 2109, Class PE
836,068	6.00	12/15/2028	850,132

FHLMC PAC Series 2131, Class PE
267,391	6.00	04/15/2026	268,166

FHLMC PAC Series 2178, Class PB
3,447,601	7.00	08/15/2029	3,551,862

FHLMC PAC Series 2389, Class CD
281,134	6.00	03/15/2016	284,072

FHLMC PAC Series 2594, Class OR
563,293	4.25	06/15/2032	542,878

FHLMC PAC Series 2626, Class KA
1,000,000	3.00	03/15/2030	923,826

FHLMC REMIC PAC Series 041, Class F
238,185	10.00	05/15/2020	237,631

FHLMC REMIC PAC Series 1351, Class TE
968,689	7.00	08/15/2022	974,988

FHLMC REMIC PAC Series 1607, Class G
550,110	6.00	08/15/2013	552,512

FHLMC REMIC PAC Series 1673, Class H
51,931	6.00	11/15/2022	52,110

FHLMC REMIC PAC Series 2022, Class PE
244,239	6.50	01/15/2028	250,187

FHLMC REMIC PAC Series 2061, Class TA
259,522	5.25	10/15/2027	259,008

FHLMC REMIC PAC Series 2161, Class PG
304,448	6.00	04/15/2028	305,625

FHLMC REMIC PAC Series 2345, Class PQ
159,485	6.50	08/15/2016	164,073

FHLMC REMIC PAC Series 2439, Class LG
1,512,422	6.00	09/15/2030	1,527,035

FHLMC REMIC Series 2591, Class QY
96,206	5.00	05/15/2014	96,076

FHLMC Series 031, Class EA Principal-Only Stripped Security(b)
1,053,885	0.00	04/25/2024	1,005,844

FHLMC Series 2515, Class KA
347,272	5.00	02/15/2016	346,533

FHLMC Series 2584, Class LX
308,263	5.50	12/15/2013	311,245

FHLMC Series 2644, Class ED
1,768,005	4.00	02/15/2018	1,700,639

Principal Amount	Interest Rate	Maturity Date	Value

CMOs – (continued)

FHLMC Series 2782, Class MC
$ 1,750,876	4.50%	01/15/2011	$1,739,589

FHLMC Series T-58, Class 1A3
2,000,000	4.39	11/25/2038	1,973,487

FNMA PAC Series 1992-129, Class L
557,434	6.00	07/25/2022	565,144

FNMA PAC Series 1993-225, Class UB
1,292,495	6.50	12/25/2023	1,332,440

FNMA PAC Series 2001-76, Class UC
935,605	5.50	11/25/2015	937,976

FNMA PAC Series 2002-56, Class UC
1,200,000	5.50	09/25/2017	1,212,312

FNMA PAC Series 2003-117, Class KB
556,000	6.00	12/25/2033	565,327

FNMA REMIC PAC Series 1991-94, Class E Principal-Only Stripped Security(b)
118,161	0.00	07/25/2021	111,239

FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
201,432	0.00	10/25/2022	184,250

FNMA REMIC PAC Series 1998-36, Class J
359,730	6.00	07/18/2028	360,934

FNMA REMIC PAC Series 2001-71, Class MB
891,000	6.00	12/25/2016	908,924

FNMA REMIC PAC Series 2003-14, Class AP
1,403,200	4.00	03/25/2033	1,355,366

FNMA REMIC Series 1991-137, Class H
305,630	7.00	10/25/2021	316,580

FNMA REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
97,729	0.00	06/25/2022	83,961

FNMA REMIC Series 1992-1, Class E
8,208	7.50	01/25/2007	8,255

FNMA REMIC Series 1993-140, Class J
1,100,000	6.65	06/25/2013	1,118,721

FNMA REMIC Series 1993-182, Class FA(a)
74,872	3.71	09/25/2023	72,131

FNMA REMIC Series 1993-183, Class K
362,256	6.50	07/25/2023	367,549

FNMA REMIC Series 2001-20, Class VB
51,720	6.00	09/25/2017	51,566

FNMA REMIC Series 2002-71, Class PC
321,190	5.50	12/25/2026	320,616

FNMA Series 2003-W6, Class 3A
1,016,991	6.50	09/25/2042	1,040,292

FNMA Series 2004-21, Class AC
350,000	4.00	05/25/2016	340,613

GNMA REMIC PAC Series 2001-6, Class PM
273,846	6.50	06/16/2030	276,255

GNMA Series 1998-12, Class EB
460,645	6.50	05/20/2028	462,842

GNMA Series 2001-53, Class F(a)
144,771	4.84	10/20/2031	145,470

GNMA Series 2002-28, Class A
2,244,558	4.78	02/16/2018	2,247,305

Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
1,455,075	3.82	04/21/2034	1,418,996

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

CMOs – (continued)

Master Asset Securitization Trust Series 2004-3, Class 5A1
$ 415,571	6.25%	01/25/2032	$418,625

Residential Asset Securitization Trust Series 2004-IP1, Class A1(a)
1,262,075	3.88	01/25/2034	1,232,913

Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
814,261	5.00	05/25/2018	798,100

Securitized Asset Sales, Inc. Series 1993-7, Class TA6
115,027	6.25	12/25/2023	114,725

Vendee Mortgage Trust Series 1996-2, Class 1Z
477,792	6.75	06/15/2026	495,023

Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
1,000,000	5.75	12/25/2032	1,004,325

Washington Mutual, Inc. Series 2003-AR4, Class A6(a)
1,765,702	3.42	05/25/2033	1,720,557

Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
525,498	5.00	06/25/2018	515,152
TOTAL CMOs			$49,592,106

Commercial Mortgages – 6.5%

FNMA Series 2000-M2, Class C(a)
$ 1,600,000	7.15%	07/17/2022	$1,672,773

GNMA REMIC Series 2004-51, Class A
320,664	4.15	02/16/2018	313,855

GNMA Series 2003-88, Class AC
2,320,639	2.91	06/16/2018	2,226,701

GNMA Series 2004-09, Class A
1,675,723	3.36	08/16/2022	1,605,613

GNMA Series 2004-20, Class C
1,700,000	4.43	04/16/2034	1,643,274

GNMA Series 2004-43, Class A
349,884	2.82	12/16/2019	334,025

GNMA Series 2004-45, Class A
1,394,365	4.02	12/16/2021	1,359,773

GNMA Series 2004-60, Class C(a)
650,000	5.24	03/16/2028	650,100
TOTAL COMMERCIAL MORTGAGES			$9,806,114

Mortgage-Backed Pass-Through Obligations – 7.4%

FHLMC
$ 1,327	7.75%	09/01/2007	$1,340
374,593	5.50	08/01/2017	376,917
1,080,210	6.00	01/01/2019	1,105,527
909,110	6.00	05/01/2019	930,417
220,921	6.00	10/01/2023	223,612

FNMA
9,614	8.00	12/01/2007	9,782
394,849	7.00	03/01/2009	402,028
846,325	4.50	11/01/2009	831,860
13,128	6.50	02/01/2012	13,552
473,564	6.50	09/01/2013	486,488
484,578	10.50	11/01/2015	527,953
443,445	6.00	07/01/2016	453,284
13,642	5.32 (a)	08/01/2023	13,827

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Pass-Through Obligations – (continued)
$ 5,357	9.00%		07/01/2024	$5,829
51,025	5.65	(a)	12/01/2028	52,133
138,817	7.00		11/01/2031	144,326
1,011,436	5.28	(a)	02/01/2033	1,010,217
1,122,275	6.00		07/01/2033	1,135,221
1,507,210	4.05	(a)	02/01/2034	1,479,379
887,839	5.09	(a)	10/01/2034	886,818

GNMA
20,281	8.00		10/15/2016	21,666
28,655	8.00		07/15/2017	30,684
1,001	5.13	(a)	11/20/2024	1,012
1,652	5.13	(a)	12/20/2024	1,671
38,631	4.38	(a)	04/20/2026	38,577
26,258	4.75	(a)	08/20/2026	26,387
46,085	4.38	(a)	01/20/2028	46,246
893,122	5.50		10/15/2033	898,281
TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$11,155,034

U.S. Government Agency Obligations – 46.5%

FFCB
$ 470,000	5.40%		05/10/2006	$470,911
2,000,000	3.00		04/15/2008	1,926,630
237,000	6.89		09/13/2010	257,418
250,000	7.00		09/01/2015	289,774
500,000	6.13		12/29/2015	546,976

FHLB
260,000	7.01		06/14/2006	262,275
1,815,000	1.88		06/15/2006	1,796,629
7,000,000	5.25		08/15/2006	7,019,404
425,000	2.88		02/15/2007	416,561
735,000	5.38		02/15/2007	738,797
525,000	3.50		09/12/2007	514,433
125,000	5.88		11/15/2007	127,286
115,000	6.02		01/09/2008	117,615
50,000	5.97		03/25/2008	51,206
1,000,000	6.00		06/11/2008	1,026,929
3,400,000	2.63		07/15/2008	3,236,688
250,000	5.37		12/11/2008	254,071
3,000,000	5.59		02/03/2009	3,070,185
125,000	5.90		03/26/2009	128,826
35,000	5.99		04/09/2009	36,282

FHLMC
8,000,000	5.50		07/15/2006	8,030,872
12,100,000	2.75		08/15/2006	11,974,559
4,600,000	3.63		09/15/2008	4,470,593
2,000,000	5.13		07/15/2012	2,028,516
1,075,000	5.00		07/15/2014	1,084,494

FNMA
2,500,000	5.25		06/15/2006	2,505,387
1,500,000	4.38		10/15/2006	1,495,648
2,000,000	3.13		12/15/2007	1,941,214
5,500,000	7.25		01/15/2010	5,971,641
5,000,000	3.88		02/15/2010	4,833,565
3,000,000	6.13		03/15/2012	3,200,130
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$69,825,515

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 5.7%

United States Treasury Note
$ 3,000,000	4.13%	08/15/2010	$2,953,242
5,570,000	4.50	11/15/2010	5,567,822
TOTAL U.S. TREASURY OBLIGATIONS			$8,521,064

Repurchase Agreement(c) – 0.6%

State Street Bank & Trust Co.

$ 904,000	3.92%	02/01/2006	$904,000
Maturity Value: $904,098
TOTAL INVESTMENTS – 99.7%			$149,803,833
Other assets in excess of liabilities – 0.3%			411,410
Net Assets – 100.0%			$150,215,243

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Repurchase agreement was entered into on January 31, 2006. This agreement was fully collateralized by $930,000 U.S. Treasury Bond, 4.25%, due 08/15/2015 with a market value of $926,393.

Investment Abbreviations:

CMOs	—Collateralized Mortgage Obligations
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A.  Investment Valuation — Investments in securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$154,347,602
Gross unrealized gain	460,192
Gross unrealized loss	(5,003,961)
Net unrealized security loss	$(4,543,769)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 96.7%

Alabama – 2.5%

Alabama Drinking Water Finance Authority Revenue Bonds (Relvolving Funding Program) Series A (AMBAC) (AAA/Aaa)
$ 760,000	4.70%	08/15/2011	$783,218

Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/ Aaa)
930,000	5.50	07/01/2012	1,024,730

Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AAA/Aaa)
1,005,000	5.00	06/01/2016	1,071,370

Madison AL GO Bonds (Refunding Warrants) (FSA) (AAA/Aaa)
1,160,000	5.00	04/01/2019	1,253,774

			4,133,092

Alaska(a) – 0.3%

North Slope Boro AK GO Bonds (Capital Appreciation) Series B (MBIA) (AAA/Aaa)
440,000	0.00	06/30/2007	419,421

Arizona – 1.4%

Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.) (Refunding) (A-/NR)
755,000	4.00	04/01/2006	755,695

Maricopa County AZ School District No. 6 Washington Elementary GO Bonds (School Improvement Project 2001) Series B (FSA) (AAA/Aaa)
400,000	5.00	07/01/2017	439,428

Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)
500,000	5.75	07/01/2015	574,815

Tempe AZ GO Bonds (AA+/Aa1)
500,000	6.60	07/01/2006	506,840

			2,276,778

Arkansas – 0.7%

Arkansas State Development Finance Authority Revenue Bonds (Single Family Mortgage Backed Securities Program) Series A (GNMA/FNMA) (AAA/NR)(b)
5,000	5.65	07/01/2011	4,995

Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/Aaa)
1,000,000	5.00	01/01/2017	1,073,520

			1,078,515

California – 3.2%

Central CA Unified School District GO Bonds (Refunding) (MBIA) (AAA/ Aaa)
1,000,000	5.00	07/01/2023	1,062,530

San Diego CA Unified School District GO Bonds Series C (FSA) (AAA/Aaa)
550,000	5.00	07/01/2017	597,173

Santa Rosa CA High School District GO Bonds Election 2002 (MBIA) (AAA/Aaa)
1,395,000	5.00	08/01/2018	1,491,088

West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)
1,810,000	5.70	02/01/2022	2,135,565

			5,286,356

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)

Colorado – 3.1%

Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (BBB/NR)
$ 495,000	5.38%	01/15/2012	$502,910

Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/Baa2)
755,000	5.25	06/01/2011	784,407

Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (ETM) (BBB+/NR)
365,000	5.50	04/01/2009	377,250

Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (ETM) (BBB+/NR)
390,000	5.50	04/01/2010	406,579

Colorado State Certificates of Participation (University of Colorado at Denver and Health Sciences Center Fitzsimons Academic) Series B (MBIA) (AAA/ Aaa)
1,000,000	5.00	11/01/2015	1,084,190

Colorado Water Resources & Power Development Authority Drinking Water Revenue Bonds (Revolving Funding Program) Series A (AA/Aa1)
1,000,000	5.50	09/01/2022	1,164,550

El Paso County School District No. 11 GO Bonds (Capital Appreciation) (MBIA) (AAA/Aaa)(a)
1,000,000	0.00	12/01/2012	760,510

			5,080,396

District Of Columbia – 1.0%

District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.75	07/01/2011	608,946

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aaa)
500,000	5.50	10/01/2017	570,325

Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AAA/Aaa)
500,000	5.25	10/01/2009	524,630

			1,703,901

Florida – 3.2%

Clay County FL School Board Certificates of Participation Series A (MBIA) (NR/Aaa)
175,000	4.60	07/01/2027	173,581

Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AAA/Aa1)
895,000	5.50	06/01/2009	954,491

Florida State Board of Education GO Bonds (Public Education) Series J (AAA/Aa1)
2,000,000	5.00	06/01/2032	2,077,140

Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.50	03/01/2014	1,462,973

St. Lucie County FL Revenue Bonds (Public Improvements) (AMBAC) (AAA/Aaa)
520,000	5.00	10/01/2018	561,303

			5,229,488

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)

Hawaii – 1.4%

Honolulu City & County GO Bonds (Unrefunded Balance) Series A (AA-/ Aa2)
$ 2,000,000	5.75%		04/01/2012	$2,228,580

Illinois – 8.8%

Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.25		01/01/2010	549,450

Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)
2,000,000	6.00	(c)	07/01/2010	2,225,900

Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)
1,000,000	6.13	(c)	07/01/2010	1,118,030

Chicago IL GO Bonds Series A (FGIC) (ETM) (AAA/Aaa)
765,000	5.75		01/01/2008	799,555

Cook County IL School District No. 117 GO Bonds (Capital Appreciation) (FSA) (ETM) (NR/Aaa)(a)
500,000	0.00		12/01/2008	453,400

Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.80		01/01/2010	25,567

Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (NR/Baa3)
670,000	5.50		05/01/2012	710,187

Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AAA/Aaa)
1,750,000	5.00		07/01/2020	1,874,723

Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AAA/Aaa)
1,685,000	5.00		07/01/2021	1,798,299

Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series A-1 (AA/Aa2)
1,000,000	4.15		02/01/2016	997,570

Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series A-1 (AA/Aa2)
500,000	4.25		08/01/2017	497,750

Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.70		02/01/2013	254,533

Kane County IL School District No. 101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)
1,075,000	7.88		12/30/2007	1,164,354

Kane County IL School District No. 131 GO Bonds (Aurora East Side Capital Appreciation) Series A (FGIC) (AAA/Aaa)(a)
390,000	0.00		06/01/2006	385,390

Southern Illinois University Revenue Bonds (Medical Facility Systems) (AMBAC) (AAA/Aaa)
1,325,000	5.00		04/01/2023	1,397,623

St. Charles IL GO Bonds (Public Improvements) Series A (AMBAC) (NR/ Aaa)
100,000	4.25		12/01/2023	95,533

				14,347,864

Indiana – 4.9%

Anderson IN School Building Corp. GO Bonds (First Mortgage) (FSA) (AAA/Aaa)
420,000	5.00		07/15/2016	451,727
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.75		08/15/2011	399,707

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)

Indiana – (continued)

Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AAA/NR)
$ 1,740,000	5.25%	07/15/2016	$1,918,368

Indiana Health Facility Financing Authority Hospital Revenue Bonds (Methodist Hospital, Inc.) (Refunding) (A+/A1)
515,000	5.25	09/15/2007	528,699

Indiana Transportation Finance Authority Revenue Bonds (Refunding Highway Revenue Tolls) Series C (FGIC) (AAA/Aaa)
500,000	5.50	12/01/2020	575,960

Indiana University Revenue Bonds (Student Residence Systems) Series B (AMBAC) (AAA/Aaa)
500,000	5.25	11/01/2018	547,635

Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,000,000	6.00	01/10/2020	1,167,830

Merrillville IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)
1,290,000	6.65	07/01/2006	1,307,750

Wawasee IN Community School Corp. Revenue Bonds (New Elementary & Remodeling Building Corp.) (Refunding First Mortgage) (FSA) (AAA/NR)
1,000,000	5.00	07/15/2018	1,092,160

			7,989,836

Iowa – 1.4%

Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
275,000	4.30	07/01/2016	275,377

Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/ Aaa)
2,000,000	5.70	06/01/2009	2,094,660

			2,370,037

Kansas – 3.0%

Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)(c)
480,000	6.25	10/01/2007	497,611

Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) (MBIA) (AAA/Aaa)
1,335,000	5.00	05/01/2026	1,396,250

Kansas State Development Finance Authority Revenue Bonds (Refunding Athletic Facilities University of Kansas) Series K (A/A1)
1,065,000	5.00	06/01/2018	1,125,055

Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)
750,000	5.25	07/01/2012	793,830

Neosho County KS Sales Tax Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.50	08/15/2011	1,080,900

			4,893,646

Kentucky – 0.9%

Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)
560,000	3.25	08/01/2013	533,602

Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA/Aa2)
465,000	5.38	05/15/2007	476,234

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)

Kentucky – (continued)

Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA/Aa2)
$ 460,000	5.45%	05/15/2008	$477,646

			1,487,482

Louisiana – 2.5%

Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
2,755,000	5.25	12/01/2018	2,979,698

Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)
1,100,000	5.38	02/01/2018	1,155,803

			4,135,501

Maryland – 0.3%

Maryland State Health & Higher Education Facilities Authority Revenue Bonds (Board of Child Care) (A/NR)
450,000	4.00	07/01/2006	450,981

Massachusetts – 2.0%

Massachusetts State Federal Hightway Revenue Bonds (Anticipation Notes) Series A (NR/Aa3)
2,000,000	5.50	06/15/2014	2,127,920

Massachusetts State GO Bonds (Refunding) Series A (AA/Aa2)
1,000,000	5.25	08/01/2021	1,121,140

Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.25	06/01/2013	10,489

			3,259,549

Michigan – 9.5%

Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AAA/Aaa)
25,000	4.50	05/01/2030	24,528

Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
550,000	4.00	05/01/2014	555,126

Lake Orion MI Community School District GO Bonds Series A (Q-SBLF/ FGIC) (AAA/Aaa)(c)
2,000,000	6.00	05/01/2010	2,193,020

Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.40	12/01/2011	523,715

Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
1,125,000	5.55	12/01/2013	1,182,139

Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
2,000,000	5.65	12/01/2014	2,105,760

Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.50	11/15/2010	2,691,975

Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/ Aa2)(c)
1,650,000	6.13	11/15/2009	1,817,211

Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA/Aa2)(c)
750,000	5.00	05/01/2010	796,102

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)

Michigan – (continued)

Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA/Aa2)(c)
$ 250,000	5.13%	05/01/2010	$266,593

Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA/Aa2)(c)
475,000	5.30	05/01/2010	509,784

South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA/ Aa2)(c)
875,000	5.50	05/01/2010	945,927

Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA/Aa2)(c)
665,000	5.10	05/01/2010	708,484

Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA/Q- SBLF) (AAA/Aaa)
1,130,000	5.00	05/01/2021	1,198,919

			15,519,283

Minnesota – 5.2%

Chaska MN Electric Revenue Bonds Series A (NR/A3)(c)
1,000,000	6.00	10/01/2010	1,106,150

Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
900,000	5.00	01/01/2015	969,678

Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
875,000	5.00	01/01/2016	938,665

Minneapolis MN Revenue Bonds (Blake School Project) (NR/A2)
240,000	4.40	09/01/2008	244,800

Minneapolis MN Revenue Bonds (Blake School Project) (NR/A2)
320,000	4.50	09/01/2009	329,254

Minnesota State Higher Education Facilities Authority Revenue Bonds (St. John University) Series 6-G (NR/A2)
1,000,000	5.00	10/01/2009	1,046,870

Shakopee MN Independent School District No. 720 GO Bonds (School Building Improvements) Series A (MBIA) (NR/Aaa)
1,045,000	4.75	02/01/2014	1,114,378

Shakopee MN Independent School District No. 720 GO Bonds (School Building Improvements) Series A (MBIA) (NR/Aaa)
1,175,000	4.75	02/01/2015	1,254,747

Shakopee MN Independent School District No. 720 GO Bonds (School Building Improvements) Series A (MBIA) (NR/Aaa)
1,350,000	4.75	02/01/2016	1,435,293

			8,439,835

Mississippi – 0.6%

Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AAA/Aaa)
1,000,000	5.65	12/01/2009	1,041,970

Missouri – 11.5%

Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
500,000	5.25	06/01/2012	535,475

Columbia MO Special Obligation Revenue Bonds (Refunding & Improvement) (AA-/NR)
1,180,000	4.25	02/01/2010	1,212,285

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)

Missouri – (continued)

Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program) Series A (AA+/Aa1)
$ 835,000	5.00%		03/01/2020	$892,114

Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(c)
600,000	5.65		03/01/2009	643,434

Howard Bend MO Levee District Special Tax Revenue Bonds (ETM) (NR/ NR)
600,000	5.30		03/01/2008	622,788

Independence MO School District GO Bonds (Refunding Direct Deposit Program) (FSA) (AAA/Aaa)
1,000,000	4.50		03/01/2018	1,035,590

Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.00		12/01/2013	937,721

Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
855,000	5.00		12/01/2014	919,065

Jefferson City MO School District GO Bonds Series A (NR/Aa2)
300,000	6.70		03/01/2011	327,795

Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
290,000	4.00		02/15/2008	290,783

Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
555,000	5.50		02/15/2014	594,377

Kansas City MO Airport Revenue Bonds (Refunding & General Improvement) Series H (A+/A1)
1,455,000	5.00		09/01/2009	1,522,774

Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.00		04/01/2019	1,124,281

Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)
725,000	5.60		03/01/2016	749,200

Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
200,000	5.00		06/01/2012	207,938

Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)
500,000	6.75		05/15/2012	587,520

Missouri State Health and Educational Facilities Revenue Bonds (Washington University) Series A (AAA/Aa1)
1,620,000	5.00		02/15/2021	1,725,349

Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,135,000	4.75		12/01/2010	1,170,469

Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)
225,000	5.50	(c)	12/01/2010	244,193

Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)
290,000	5.60	(c)	12/01/2010	316,013

Raytown MO Sewer Revenue Bonds (NR/NR)
375,000	4.63		07/01/2024	364,789

St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.50		05/01/2018	1,075,240

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)

Missouri – (continued)

St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities) Series A (NR/NR)
$ 775,000	5.88%	02/01/2020	$797,630

St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
650,000	7.20	01/01/2008	696,923

St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
290,000	7.20	01/01/2009	319,948

			18,913,694

New Mexico – 0.0%

New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.15	09/01/2017	10,471

New York – 4.9%

Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.10	01/01/2021	2,114,000

New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax) Series B (AAA/Aa1)(c)
375,000	6.00	05/15/2010	416,306

New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(c)
125,000	6.00	05/15/2010	138,769

New York NY GO Bonds (Prerefunded) Series J (A+/A1)(c)
645,000	5.25	08/01/2008	680,984

New York NY GO Bonds (Unrefunded Balance) Series J (A+/A1)
2,585,000	5.25	08/01/2011	2,696,310

New York NY GO Bonds Series G (NR/A1)
1,000,000	5.63	08/01/2013	1,100,530

New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
240,000	7.38	05/15/2010	258,936

New York State Dormitory Authority Revenue Bonds Series B (AA-/A1)
540,000	5.00	05/15/2008	558,317

			7,964,152

North Carolina – 0.2%

North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
175,000	5.00	03/01/2007	175,375

North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
190,000	5.00	09/01/2007	190,906

			366,281

North Dakota(c) – 0.3%

North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)
400,000	6.00	10/01/2010	443,368

Ohio – 4.7%

Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (AAA/NR)
1,250,000	5.00	12/01/2016	1,353,862

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Taxable Municipal Bond Obligations – (continued)

Ohio – (continued)

Cleveland OH GO Bonds (MBIA) (AAA/Aaa)
$ 500,000	5.50%	08/01/2008	$525,520

Cleveland OH Municipal School District GO Bonds (FSA) (AAA/Aaa)
1,695,000	5.00	12/01/2022	1,794,259

Cuyahoga County OH GO Bonds (AA+/Aa1)
165,000	5.55	12/01/2020	177,920

Kettering OH City School District GO Bonds (School Improvement) (FSA) (NR/Aaa)
1,065,000	5.00	12/01/2020	1,134,310

Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.00	09/01/2014	553,540

Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
2,000,000	5.00	09/01/2020	2,099,280

			7,638,691

Oklahoma – 2.2%

Oklahoma State Agricultural & Mechanical Colleges Revenue Bonds (Refunding Utility Systems) (FGIC) (AAA/Aaa)
700,000	4.50	07/01/2015	734,489

Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)(c)
2,530,000	6.20	11/01/2009	2,822,493

			3,556,982

Oregon – 2.7%

Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,300,000	4.35	07/01/2018	1,316,003

Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,505,000	4.40	07/01/2019	1,524,640

Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,010,000	4.45	07/01/2020	1,022,372

Oregon State Housing & Community Services Department Mortgage Revenue Bonds Series E (NR/Aa2)
450,000	4.60	07/01/2030	449,982

Oregon State Housing & Community Services Department Revenue Bonds Series D (AMT) (NR/Aa2)
65,000	5.55	07/01/2006	65,072

			4,378,069

Rhode Island – 0.4%

Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
180,000	5.70	12/01/2012	188,314

Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
190,000	5.75	12/01/2013	198,848

Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
205,000	5.80	12/01/2014	214,984

Principal Amount	Interest Rate	Maturity Date	Value

Taxable Municipal Bond Obligations – (continued)

Rhode Island – (continued)

Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
$ 125,000	5.90%	12/01/2015	$131,734

			733,880

South Carolina – 0.8%

Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/ Aaa)
445,000	5.00	09/01/2014	480,471

Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AAA/Aaa)
700,000	5.00	04/01/2016	757,120

			1,237,591

South Dakota – 2.2%

Hot Springs SD School District No. 023-2 GO Bonds (FSA) (AAA/Aaa)
120,000	4.80	07/01/2009	123,984

South Dakota Housing Development Authority Revenue Bonds (AAA/ Aa1)(b)
300,000	4.65	05/01/2006	299,871

South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
780,000	4.70	05/01/2006	779,111

South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
250,000	5.15	05/01/2011	256,780

South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series D (AMT) (AAA/Aa1)
700,000	4.70	05/01/2006	699,804

South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
800,000	5.00	09/01/2008	829,512

South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
660,000	5.00	09/01/2010	698,372

			3,687,434

Tennessee – 1.2%

Memphis TN GO Bonds (Refunding & General Improvement) (A/Aa3)
1,040,000	5.00	10/01/2017	1,130,043

Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AAA/Aaa)
700,000	5.50	11/01/2011	770,329

			1,900,372

Texas – 4.3%

Brownwood TX Independent School District GO Bonds (Refunding School Building) (FGIC) (NR/Aaa)
1,245,000	5.25	02/15/2016	1,368,927

Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
250,000	5.00	08/15/2020	265,505

Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
625,000	5.00	08/15/2021	661,456

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)

Texas – (continued)

Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
$ 375,000	5.00%	07/15/2012	$402,739

Dickinson TX Independent School District GO Bonds (Refunding School Building) (PSF-GTD) (AAA/Aaa)
500,000	5.00	02/15/2014	539,760

El Paso TX Water and Sewer Revenue Bonds (Refunding) Series B (FSA) (AAA/NR)
500,000	5.25	03/01/2021	541,230

North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)
420,000	5.75	02/15/2018	453,613

North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)
1,690,000	5.00	09/01/2020	1,777,271

San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)(c)
10,000	6.00	02/01/2010	10,952

West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)(c)
990,000	5.25	02/01/2010	1,056,726

			7,078,179

Virginia – 0.7%

Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)
1,000,000	5.25	07/15/2017	1,121,730

Washington – 2.2%

Kitsap County WA GO Bonds (Refunding) (MBIA) (AAA/Aaa)
1,075,000	5.00	07/01/2020	1,141,252

Skagit County WA Public Hospital District Revenue Bonds (Refunding) (NR/Baa3)
1,000,000	4.00	12/01/2006	1,001,650

Washington Higher Educational Facility University of Puget Sound Revenue Bonds (A+/A1)
500,000	5.00	10/01/2006	505,395

Washington State Higher Education Facilities Authority Revenue Bonds (Refunding University of Puget Sound Project) (A+/A1)
1,000,000	4.75	10/01/2008	1,023,780

			3,672,077

Wisconsin – 1.3%

Grafton WI School District GO Bonds (MBIA) (NR/Aaa)(c)
615,000	5.75	04/01/2011	679,175
Wisconsin State Certificates of Participation (Master Lease) Series D (MBIA) (AAA/Aaa)
1,465,000	4.00	03/01/2007	1,475,592

			2,154,767

Wyoming – 0.6%

Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.80	06/01/2009	798,219

Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.15	12/01/2010	31,419

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Wyoming – (continued)
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
$ 135,000	5.20%	12/01/2011	$141,980

			971,618
Puerto Rico – 0.6%

Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (BBB+/Baa2)
1,000,000	5.00	07/01/2006	1,005,930

Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/AAA)
10,000	5.00	07/01/2020	10,995

			1,016,925
TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$158,218,792

Short-Term Obligations(d) – 0.4%
Connecticut State Special Tax Obligation (Transportation Infrastructure) (Refunding) Series 2 (AMBAC) (A-1+/VMIG1)
$ 500,000	3.05%	02/08/2006	$500,000
Massachusetts State GO Bonds (Refunding) Series B (SPA-Landesbank Hessen-Theurigen) (A-1+/VMIG1)
200,000	3.05	02/02/2006	200,000
TOTAL SHORT-TERM OBLIGATIONS			$700,000

Repurchase Agreement(e) – 5.1%
State Street Bank & Trust Co.
$ 8,337,000	3.92%	02/01/2006	$8,337,000
Maturity Value: $ 8,337,908
TOTAL INVESTMENTS – 102.2%			$167,255,792
Liabilities in excess of other assets – (2.2)%			(3,541,925)
Net Assets – 100.0%			$163,713,867

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Securities with “put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(e)	Repurchase agreement was entered into on January 31, 2006. This agreement was fully collateralized by $8,410,00 U.S. Treasury Bond, 4.12% due 08/15/2008 with a market value of $8,504,613.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
MBIA-IBC	—Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
SPA	—Stand-by Purchase Agreement
Q-SBLF	—Qualified School Bond Loan Fund

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A.  Investment Valuation — Investments in securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Under normal market conditions, the Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the states, the District of Columbia or the U.S. government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$162,537,480
Gross unrealized gain	4,891,794
Gross unrealized loss	(173,482)
Net unrealized security gain	$ 4,718,312

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 97.5%
Michigan(a) – 0.6%

Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
$ 500,000	5.50%	11/15/2010	$538,395

Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)
500,000	6.13	11/15/2009	550,670

			1,089,065
Missouri – 93.6%
Belton MO Capital Improvement Sales Tax Revenue Bonds (MBIA) (NR/Aaa)
200,000	5.00	03/01/2006	200,288

Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)(a)
535,000	4.65	03/01/2011	547,428

Belton MO School District No. 124 Direct Deposit Program GO Bonds Series A (Refunding) (AA+/Aa1)
650,000	4.00	03/01/2017	646,529
675,000	4.00	03/01/2018	666,704

Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aaa)
250,000	5.25	11/01/2015	274,013

Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/NR)
1,000,000	5.00	03/01/2018	1,069,180
1,250,000	5.00	03/01/2019	1,333,538

Branson MO Reorganized School District Revenue Bonds (AMBAC) (AAA/Aaa)
300,000	5.50	03/01/2014	336,066

Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.25	03/01/2017	556,895
1,000,000	4.00	03/01/2020	977,840
1,000,000	5.25	03/01/2021	1,085,620

Cape Girardeau County MO Building Corp. Reorganization of School District R-02 Lease Revenue Bonds (Jackson R-II School District - High School Project) (MBIA) (AAA/NR)
1,565,000	5.25	03/01/2024	1,693,486

Cape Girardeau County MO Building Corp. Reorganization of School District R-02 Lease Revenue Bonds (Jackson R-II School District - High School Project) (MBIA) (AAA/NR)
1,045,000	5.25	03/01/2025	1,127,231

Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
1,030,000	5.25	06/01/2011	1,099,319
1,000,000	5.25	06/01/2013	1,074,720

Cape Girardeau MO Special Obligation Revenue Bonds (Refunding & Improvement) (NR/NR)
335,000	4.50	10/01/2006	335,479

Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)(a)
810,000	5.00	08/01/2007	830,874

Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (ETM) (NR/Aaa)
140,000	5.00	08/01/2007	143,608

Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/Aaa)
40,000	5.00	05/15/2009	41,419

Clay County MO Public School District No. 53 Direct Deposit Program GO Bonds (AA+/NR)
825,000	5.60	03/01/2013	886,058

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)

Clay County MO Public School District No. 53 Direct Deposit Program Series B (FSA) (AAA/Aaa)
$ 1,000,000	5.00%	03/01/2018	$1,053,450

Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,053,450

Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.00	03/01/2013	783,438
900,000	5.00	03/01/2015	952,830

Clay County MO Reorganized School District No. R1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.00	03/01/2021	736,047
650,000	5.00	03/01/2022	686,381

Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
500,000	5.00	12/01/2012	522,295

Columbia MO Water & Electricity Revenue Bonds (Prerefunded-Refunding and Improvement Series A) (AA-/A1)(a)
320,000	4.70	10/01/2008	331,392

Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement Series A) (AA-/A1)
230,000	4.70	10/01/2010	236,886

Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
330,000	5.00	08/01/2011	353,694
560,000	5.00	08/01/2012	603,361
485,000	5.00	08/01/2015	517,068
500,000	5.00	08/01/2016	531,580
450,000	5.00	08/01/2017	476,307

Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)
700,000	5.00	03/01/2017	755,041
935,000	5.00	03/01/2018	1,006,294
945,000	5.00	03/01/2019	1,014,079

Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)
395,000	5.00	12/01/2015	422,271

Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.25	03/01/2016	566,150
1,050,000	5.25	03/01/2019	1,143,187

Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.00	03/01/2019	2,431,767

Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(a)
850,000	5.85	03/01/2009	916,453

Howard Bend MO Levee District Special Tax Revenue Bonds (ETM) (NR/NR)
635,000	5.25	03/01/2007	647,852

Independence MO School District GO Bonds (AA+/Aa1)
1,230,000	5.25	03/01/2013	1,290,061

Independence MO School District Refunding Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
600,000	5.00	03/01/2013	648,942

Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.00	03/01/2018	1,337,806

Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)
325,000	5.25	11/01/2014	344,188
340,000	5.35	11/01/2015	360,866

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No. 007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
$ 1,070,000	5.25%	03/01/2015	$1,164,962

Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (AA+/NR)
200,000	5.00	10/01/2006	201,190
325,000	5.00	10/01/2007	329,111
300,000	5.00	10/01/2008	304,905

Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
2,000,000	5.50	12/01/2012	2,209,000

Jefferson County MO Consolidated Public Water Supply District No. C-1 (AMBAC) (NR/Aaa)
1,000,000	5.25	12/01/2015	1,093,350

Jefferson County MO Consolidated School District No. 006 Direct Deposit Program (MBIA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,053,450
2,000,000	5.00	03/01/2019	2,100,300

Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)
530,000	5.00	03/01/2011	557,279

Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)
330,000	5.35	06/01/2009	349,642
425,000	5.70	06/01/2013	453,773
380,000	5.75	06/01/2014	408,663
400,000	5.80	06/01/2015	430,136

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.50	02/15/2012	638,880

Joplin MO Industrial Devlopment Authority Revenue Bonds (Catholic Health Initiatives Series A) (AA/Aa2)
900,000	5.50	12/01/2007	933,660

Kansas City MO Airport Revenue Bonds (Refunding & General Improvement) Series H (A+/A1)
1,500,000	5.00	09/01/2009	1,569,870

Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A1)
300,000	6.20	10/01/2007	313,737

Kansas City MO Water Revenue Bonds Series A (AA/A1)
1,640,000	5.75	12/01/2017	1,789,568
1,735,000	5.80	12/01/2018	1,897,049

Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)
850,000	5.00	12/01/2016	901,008
1,035,000	5.00	12/01/2019	1,090,476

Lake of the Ozarks Community Board Corp. MO Bridge System Revenue Bonds (NR/Aaa)(a)
15,000	6.25	12/01/2006	15,648

Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.45	03/01/2014	288,463

Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,335,000	5.25	07/01/2011	1,445,792
1,000,000	5.25	07/01/2012	1,077,890
1,135,000	5.25	07/01/2015	1,221,090

Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.00	07/01/2020	506,616

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Marion County MO School District No. 060 Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
$ 1,000,000	5.00%	03/01/2024	$1,056,740

Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)
1,000,000	5.25	09/01/2012	1,092,790

Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,410,000	5.25	12/01/2015	1,524,323

Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.50	02/15/2010	508,100

Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.85	07/15/2010	1,591,350

Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)(a)
400,000	5.05	06/01/2009	421,096
500,000	5.13	06/01/2009	527,545

Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre PJ-A) (A+/NR)
700,000	5.75	04/01/2012	742,616

Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre PJ-A) (AMBAC) (NR/Aaa)
1,430,000	5.55	04/01/2012	1,517,373

Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.00	04/01/2013	321,468
1,240,000	5.00	04/01/2021	1,299,458

Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)
530,000	5.20	03/01/2011	541,485
1,035,000	5.30	03/01/2012	1,062,003
680,000	5.60	03/01/2016	702,698

Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Electric Coop Thomas Hill) (AA/A1)
1,500,000	5.50	12/01/2006	1,526,280

Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.60	04/01/2011	474,775
1,500,000	6.00	04/01/2022	1,602,405

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Energy Efficiency Master Trust) (NR/Aa2)
880,000	4.00	09/15/2013	897,354

Missouri State Environmental Improvement & Energy Resources Authority Water Facilities (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.50	04/01/2009	448,379
450,000	5.55	04/01/2010	472,131
80,000	5.75	04/01/2019	84,650

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)
170,000	5.13	01/01/2010	176,120

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Balance State Revolving Funds Program) (NR/Aaa)
210,000	5.13	07/01/2011	224,095
535,000	5.20	07/01/2012	571,637

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Taxable Municipal Bond Obligations – (continued)

Missouri – (continued)

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
$ 1,790,000	5.25%	01/01/2011	$1,901,839
2,130,000	5.13	01/01/2018	2,289,345
725,000	5.00	01/01/2022	765,238

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series D (State Revolving Funds Program) (NR/Aaa)(a)
170,000	5.13	01/01/2007	176,183

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)
735,000	5.75	01/01/2009	783,723

Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.00	05/15/2011	165,728

Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.15	05/15/2010	1,847,150

Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)
2,000,000	6.75	05/15/2012	2,350,080

Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)(a)
1,000,000	5.85	01/01/2010	1,087,840

Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
280,000	5.00	05/15/2012	289,587
550,000	5.25	05/15/2018	564,630

Missouri State Health & Educational Facility Revenue Bonds (Jefferson Memorial Hospital) (NR/Baa2)
925,000	5.00	08/15/2008	940,151

Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.00	02/15/2014	528,069

Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)(a)
700,000	6.25	12/01/2010	790,370

Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (ETM) (A/A2)
500,000	6.25	12/01/2008	538,920

Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,200,000	5.25	10/01/2010	1,252,548
1,000,000	5.50	10/01/2012	1,104,110

Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AMBAC) (AAA/Aaa)
1,000,000	5.00	10/01/2010	1,031,360

Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
1,650,000	4.75	12/01/2010	1,736,311

Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.00	11/15/2010	265,693
2,000,000	5.00	11/15/2014	2,160,620

Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.00	11/01/2017	531,205

Principal Amount	Interest Rate	Maturity Date	Value

Taxable Municipal Bond Obligations – (continued)

Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aa1)
$ 1,000,000	5.00%	02/15/2017	$1,076,750
1,545,000	5.00	02/15/2020	1,651,481

Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)
500,000	5.00	02/01/2008	516,180
875,000	5.50	02/01/2009	928,427
450,000	5.00	02/01/2015	476,663

Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
620,000	4.50	12/01/2008	628,345
775,000	4.65	12/01/2009	791,298

Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
75,000	5.80	09/01/2011	75,962
70,000	5.90	09/01/2012	70,977
80,000	6.00	09/01/2013	81,206

Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-2) (AMT) (GNMA/FNMA) (AAA/NR)
30,000	5.40	03/01/2006	30,001
20,000	5.50	03/01/2007	20,122

Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
55,000	4.75	03/01/2007	55,090
65,000	5.20	03/01/2008	65,098

Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
55,000	4.90	09/01/2007	55,296
55,000	5.00	03/01/2008	55,592

Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
65,000	5.00	03/01/2012	66,730
65,000	5.00	09/01/2012	66,730

Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeownership-B) (AMT) (GNMA/FNMA) (AAA/NR)
10,000	5.50	03/01/2006	10,001

Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (AMT) (GNMA/FNMA) (AAA/NR)
30,000	4.90	03/01/2007	29,954

Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.25	08/01/2016	328,986

Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.00	06/01/2010	542,631

Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.45	03/01/2014	1,078,200

New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
515,000	5.00	12/01/2010	538,288
1,180,000	5.13	12/01/2012	1,231,790

Nixa MO Electric System Revenue Bonds (XLCA) (AAA/Aaa)
1,000,000	4.75	04/01/2015	1,050,700

North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.00	11/15/2018	1,059,390
1,000,000	5.00	11/15/2019	1,055,300

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)

North Kansas City MO School District No. 74 GO Bonds (Refunding and Improvement-State Aid Direct Deposit) (AA+/Aa1)
$ 500,000	5.00%	03/01/2025	$525,675

Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.00	06/01/2020	3,035,339

O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
1,000,000	5.00	02/01/2022	1,049,030

Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)(a)
220,000	4.75	12/01/2008	227,993
575,000	4.95	12/01/2008	598,966
250,000	5.30	12/01/2010	269,128

OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
740,000	4.90	03/01/2016	774,114

Pike County MO Certificates of Participation (NR/NR)
720,000	5.63	12/01/2019	761,695

Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aaa)
2,720,000	5.00	02/01/2022	2,889,973

Raytown MO Sewer Revenue Bonds (NR/NR)
200,000	4.70	07/01/2027	192,670

Richmond Heights MO Certificates of Partnership Capital Improvement Projects Series A Certificates of Participation (MBIA) (AAA/Aaa)
430,000	4.70	08/15/2006	433,423

Ritenour MO Consolidated School District (Refunding Series A) (FGIC) (AAA/Aaa)
950,000	9.50	02/01/2008	1,032,583

Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.85	12/01/2008	510,580

Springfield MO Certificates of Participation (Law Enforcement Communication) (NR/Aa3)
400,000	5.35	06/01/2008	416,384

Springfield MO School District No. 12 Revenue Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
620,000	9.50	03/01/2007	661,025

St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)
890,000	5.00	02/15/2016	914,573

St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aaa)
2,685,000	5.00	02/15/2017	2,930,114

St. Charles County MO Francis Howell School District (Refunding State Aid Direct Deposit Program) (FGIC) (AAA/Aaa)
1,665,000	5.25	03/01/2020	1,868,197

St. Charles MO Certificates of Participation Series B (NR/A2)
450,000	5.00	05/01/2009	462,299
875,000	5.00	05/01/2010	901,556
500,000	5.50	05/01/2018	537,620

St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.25	06/01/2019	374,819
735,000	5.20	06/01/2024	775,579

St. Louis County MO Certificates of Partnership (AA+/Aa2)
300,000	4.40	05/15/2011	307,263

St. Louis County MO GO Bonds (Unrefunded Series A) (AAA/Aaa)
105,000	5.10	02/01/2006	105,000

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Industrial Development Authority Revenue Bonds (Eden Theological Seminary Project) (NR/NR)
$ 355,000	5.45%	10/15/2014	$357,567
500,000	5.50	10/15/2018	503,275

St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AMT) (ETM) (AAA/NR)
500,000	5.20	07/01/2007	512,490

St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,865,000	5.00	02/01/2014	1,993,051

St. Louis County MO School District No. 2 Direct Deposit Program GO Bonds Parkway (AA+/NR)
440,000	6.50	03/01/2008	468,402

St. Louis MO Airport Revenue Bonds (Lambert St. Louis International) Series B (AMT) (FGIC) (AAA/Aaa)
1,395,000	6.00	07/01/2009	1,492,259

St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)(a)
1,500,000	5.50	04/01/2008	1,568,535

St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)(a)
3,000,000	5.13	08/15/2009	3,171,900

St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.25	02/15/2015	758,968

St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)
400,000	5.00	08/01/2012	429,776

St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)
1,200,000	5.50	02/01/2015	1,226,388

St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
995,000	7.20	01/01/2008	1,066,829
1,330,000	7.20	01/01/2009	1,467,349

Sullivan MO Consolidated School District No. 2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)
800,000	6.05	03/01/2020	872,744

Sullivan MO School District Building Corporation Leasehold Revenue Bonds (Radian) (AA/NR)(a)
575,000	5.25	03/01/2012	626,031

Taney County MO Reorganized School District No R-V GO Bonds (Hollister School District-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
1,100,000	5.00	03/01/2018	1,163,712
1,050,000	5.00	03/01/2021	1,103,560

Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.00	03/01/2017	1,075,220

University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.38	11/01/2014	408,634

Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.25	03/01/2013	1,097,020

			161,039,006

Puerto Rico – 3.3%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (BBB/Baa2)
1,000,000	5.25	07/01/2014	1,074,140

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (MBIA) (AAA/Aaa)
$ 1,200,000	5.50%	07/01/2019	$1,381,332
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/AAA)
555,000	5.00	07/01/2022	610,722
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)(a)
2,455,000	5.50	08/01/2009	2,650,393

			5,716,587
TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$167,844,658

Repurchase Agreement(b) – 1.4%
State Street Bank & Trust Co.
$ 2,330,000	3.92%	02/01/2006	$2,330,000
Maturity Value: $2,330,254
TOTAL INVESTMENTS – 98.9%			$170,174,658
Other assets in excess of liabilities – 1.1%			1,906,696
Net Assets – 100.0%			$172,081,354

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Repurchase agreement was entered into on January 31, 2006. This agreement was fully collateralized by $2,412,000 U.S. Treasury Bond, 4.25% due 08/15/2015 with a market value of $2,383,524.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
AMT	—	Alternative Minimum Tax
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Insured by Federal Housing Administration
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
MBIA	—	Insured by Municipal Bond Investors Assurance
NR	—	Not Rated
Radian	—	Insured by Radian Asset Assurance
XLCA	—	Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A.  Investment Valuation — Investments in securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

C.  Concentration of Risk — As a result of the Fund’s ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states. The Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri municipal securities, the income from which is exempt from regular federal income tax, federal alternative minimum taxes and Missouri taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. For the Fund, the actual payment of principal and interest on Missouri municipal securities is dependent on the Missouri General Assembly, allotting money each fiscal year for these payments.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$165,255,388
Gross unrealized gain	5,270,014
Gross unrealized loss	(357,744)
Net unrealized security gain	$4,919,270

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Taxable Municipal Bond Obligations – 97.6%

Kansas – 92.2%

Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
$1,000,000	4.75%	08/01/2017	$1,043,680
Butler County KS Unified School District GO Bonds (Improvement Series B) (FSA) (AAA/NR)
1,260,000	5.00	09/01/2026	1,324,562
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.00	03/01/2012	427,642
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)(a)
545,000	4.60	09/01/2009	567,029
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.00	12/01/2013	467,821
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)
310,000	4.90	12/01/2014	326,501
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)(a)
500,000	5.60	10/01/2009	536,830
Dodge City KS Unified School District No. 443 GO Bonds (FSA) (AAA/Aaa)
300,000	7.00	09/01/2006	306,411
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.00	03/01/2012	1,552,529
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.00	08/01/2012	1,075,040
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.00	09/01/2015	538,981
Hutchinson KS Community College & Area Vocational School Student Revenue Bonds (Refunding & Improvement) (A-/NR)
450,000	5.25	10/01/2033	471,982
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.00	04/01/2013	776,245
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/Aa1)
1,000,000	5.00	09/01/2021	1,061,460
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)
500,000	6.00	10/01/2016	589,405
1,770,000	5.00	10/01/2018	1,887,723
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
415,000	4.50	10/01/2012	430,650
1,000,000	5.13	10/01/2016	1,062,480
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.50	09/01/2017	570,940
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/Aa1)
325,000	6.00	10/01/2007	339,215
400,000	4.40	10/01/2012	408,544
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
735,000	5.00	12/01/2010	784,892

Principal Amount	Interest Rate	Maturity Date	Value

Taxable Municipal Bond Obligations – (continued)

Kansas – (continued)

Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (AAA/Aaa)
$ 545,000	4.60%	12/01/2009	$568,266
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.00	12/01/2019	292,287
Kansas Independent College Finance Authority Revenue Bonds (Benedictine College Project) (NR/NR)(a)
645,000	6.50	10/01/2007	677,843
Kansas State Department of Transportation Highway Revenue Bonds (AAA/Aa2)(a)
800,000	5.25	09/01/2009	848,328
Kansas State Department of Transportation Highway Revenue Bonds (ETM) (AA+/Aa2)
760,000	6.13	09/01/2009	828,119
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AA+/Aa2)
300,000	5.50	09/01/2012	331,263
Kansas State Department of Transportation Highway Revenue Bonds Series A (AA+/Aa2)(a)
340,000	5.00	09/01/2010	361,243
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
1,270,000	5.25	05/01/2013	1,361,110
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)(a)
500,000	5.00	10/01/2010	532,860
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A/NR)
350,000	5.00	07/01/2014	360,472
Kansas State Development Finance Authority Revenue Bonds (Board of Regents Rehab Series G-2) (AMBAC) (AAA/Aaa)
1,000,000	5.50	10/01/2007	1,035,390
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)
1,500,000	5.00	04/01/2024	1,578,735
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
200,000	5.00	08/01/2010	209,922
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
400,000	5.00	02/01/2012	418,636
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
400,000	5.00	05/01/2012	423,776
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)(a)
450,000	5.00	08/01/2013	487,372
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (Unrefunded Balance) (AMBAC) (AAA/Aaa)
1,600,000	5.00	08/01/2017	1,704,864
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series W) (MBIA) (AAA/NR)(a)
20,000	4.00	10/01/2011	20,447

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Taxable Municipal Bond Obligations – (continued)

Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series W) (Unrefunded Balance) (MBIA) (AAA/NR)
$ 300,000	4.00%		10/01/2011	$306,084
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) (MBIA) (AAA/Aaa)
1,000,000	5.00		05/01/2026	1,045,880
Kansas State Development Finance Authority Revenue Bonds (Limited Tax Impact Program Series V) (AA/A1)
1,065,000	5.00		06/01/2006	1,070,847
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)(a)
575,000	5.25		04/01/2008	598,299
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/Aa1)(a)
600,000	5.00		04/01/2008	621,210
990,000	5.25		04/01/2008	1,030,115
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.50		04/01/2012	775,937
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
600,000	5.00		06/01/2013	640,824
630,000	5.00		06/01/2014	669,583
300,000	5.00		06/01/2016	317,814
Kansas State Development Finance Authority Revenue Bonds (Transaportation Revolving Fund Trust) (AA/Aa2)
1,105,000	5.00		10/01/2021	1,184,527
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding Series K) (A/A1)
1,015,000	5.00		06/01/2017	1,072,236
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund I) (AAA/Aaa)
955,000	5.00		11/01/2009	1,008,251
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
1,100,000	6.00	(a)	11/01/2010	1,221,220
280,000	5.50		05/01/2017	320,723
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Baa1)
350,000	5.75		07/01/2014	374,986
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)
550,000	5.25		07/01/2010	578,891
1,000,000	5.38		07/01/2014	1,069,530
700,000	5.38		07/01/2015	750,050
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement Series A) (MBIA) (AAA/Aaa)
150,000	5.00		09/01/2020	160,478
McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)
790,000	5.00		08/01/2008	820,368
Merriam KS GO Bonds (Refunding Internal Improvement Series C) (FGIC) (NR/Aaa)
285,000	4.10		10/01/2007	286,226
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
500,000	5.40		10/01/2013	512,650
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)
500,000	5.50		09/01/2010	539,530

Principal Amount	Interest Rate	Maturity Date	Value

Taxable Municipal Bond Obligations – (continued)

Kansas – (continued)
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
$ 1,000,000	6.15%	12/01/2009	$1,094,480
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.50	09/01/2011	657,126
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)(a)
725,000	4.85	05/01/2010	765,310
Riley County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aa3)
270,000	4.50	09/01/2009	274,393
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)
230,000	5.50	09/01/2016	252,386
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
70,000	5.50	09/01/2016	75,892
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/Aaa)
680,000	5.25	09/01/2014	736,066
670,000	5.25	09/01/2015	726,863
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-1) (AMT) (GNMA) (NR/Aaa)
5,000	5.00	06/01/2013	5,010
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
155,000	5.80	06/01/2017	157,860
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
455,000	4.15	08/01/2010	467,581
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)
500,000	5.50	10/01/2009	535,300
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)
490,000	5.00	09/01/2008	508,444
250,000	5.25	09/01/2009	263,983
520,000	4.90	09/01/2013	534,680
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)
1,000,000	5.00	02/01/2014	1,059,390
500,000	5.00	02/01/2018	529,420
Topeka KS GO Bonds Series A (XLCA) (NR/Aaa)
100,000	4.00	08/15/2016	100,113
Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)
565,000	5.50	08/01/2010	597,228
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (A-/NR)
200,000	5.50	09/01/2011	213,416
1,000,000	6.00	09/01/2014	1,105,500
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,000,000	5.00	04/01/2014	1,051,900
Wichita KS GO Bonds Series 735 (AA/Aa2)
250,000	4.00	09/01/2009	250,185
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.30	09/01/2010	467,481

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
$ 1,500,000	6.75%	11/15/2014	$1,680,435
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.40	09/01/2011	618,036
Wyandotte County KS School District No. 204 GO Bonds (Refunding & Improvement Series A) (FSA) (NR/Aaa)
300,000	6.38	09/01/2011	341,721
785,000	5.38	09/01/2015	840,562
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)
160,000	5.00	09/01/2012	171,654
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (NR/Aaa)
625,000	5.25	09/01/2016	692,962
1,000,000	5.25	09/01/2020	1,115,890

			63,459,021
Puerto Rico – 5.4%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.50	07/01/2016	539,505
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA) (AAA/Aaa)
425,000	5.50	07/01/2015	480,267
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/Baa2)
500,000	6.25	07/01/2013	571,520
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds Series G (FGIC) (AAA/Aaa)
1,000,000	5.25	07/01/2021	1,084,790
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)(a)
500,000	5.50	08/01/2009	539,795
Puerto Rico Municipal Finance Agency GO Bonds Series A (FSA) (AAA/Aaa)(a)
500,000	5.50	08/01/2009	539,795

			3,755,672
TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$67,214,693

Repurchase Agreement(b) – 1.0%
State Street Bank & Trust Co.
$ 656,000	3.92%	02/01/2006	$656,000
Maturity Value: $656,071
TOTAL INVESTMENTS – 98.6%			$ 67,870,693
Other assets in excess of liabilities – 1.4%			975,654
Net Assets – 100.0%			$68,846,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on January 31, 2006. This agreement was fully collateralized by $675,000 US Treasury Bond, 4.25% due 08/15/2015 with a market value of $672,382.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:

ADFA	—Arkansas Development Finance Authority
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
MBIA	—Insured by Municipal Bond Investors Assurance
MBIA-IBC	—Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
XLCA	—Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A.  Investment Valuation — Investments in securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

C.  Concentration of Risk — As a result of the Fund’s ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states. The Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in Kansas municipal securities, the income from which is exempt from regular federal income tax, federal alternative minimum taxes and Kansas taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. For the Fund, the actual payment of principal and interest on Kansas municipal securities is dependent on the Kansas legislature, allotting money each fiscal year for these payments.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$66,245,214
Gross unrealized gain	1,779,209
Gross unrealized loss	(153,730)
Net unrealized security gain	$ 1,625,479

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 3a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate Certifications of the principal executive officer and treasurer pursuant to Rule 30a-2(a) under the Act, are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ Larry E Franklin
Larry E Franklin
President

Date March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Larry E Franklin
Larry E Franklin
President

Date March 31, 2006

By	/s/ Charles Rizzo
Charles Rizzo
Treasurer

Date March 31, 2006